As filed with the Securities and Exchange Commission on September 17, 2026

1933 Act File No. [    ]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Congress Street, Suite 1

Boston, MA 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-215-419-6662

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas

43rd Floor New York, New York 10036

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

It is proposed that this filing will become effective on October 17, 2026, pursuant to Rule 488 under the Securities Act of 1933.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

Disciplined International Equity Portfolio

Global Secured Options Portfolio

each, a series of The Glenmede Fund, Inc.

1650 Market Street

Suite 4000

Philadelphia, PA 19103

1-215-419-6662

To the Shareholders of the Disciplined International Equity Portfolio and the Global Secured Options Portfolio (each, a “Portfolio” and, together, the “Portfolios”):

We wish to inform you that at a meeting held on September 9, 2026, the Board of Directors of The Glenmede Fund, Inc. (the “Glenmede Fund”) approved on behalf of the Portfolios the reorganization of each Portfolio into an exchange-traded fund (“ETF”), which will continue to be managed by Glenmede Investment Management, LP (the “Advisor”). The Board of Directors, including all the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that participation in the reorganizations is in the best interests of the Portfolios, and the interests of the existing shareholders of the Portfolios will not be diluted as a result of the reorganizations.

Each Portfolio will be reorganized into a newly created ETF, each of which is a series of the Glenmede Fund. The newly created Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF will have identical investment objectives, investment strategies and fundamental investment policies as their corresponding mutual fund.

Although the Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF will have the same investment objectives, investment strategies and fundamental investment policies as their corresponding mutual funds, ETFs are structurally different from mutual funds and consequently have ETF-specific risks. ETF-specific risks include the risk that shares of an ETF will trade at market prices that may be above (premium to) or below (discount to) the ETF’s net asset value (“NAV”), or that the ETF’s “authorized participants” will not engage in creation or redemption transactions, which could cause the ETF’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

The table below sets forth the anticipated schedule for each reorganization:

Mutual Fund	New ETF	Reorganization Date
Disciplined International Equity Portfolio	Knollbrook Disciplined International Equity ETF	[January 8], 2027
Global Secured Options Portfolio	Knollbrook Global Secured Options ETF	[January 8], 2027

The Advisor believes that the reorganizations will provide multiple benefits for investors, including:

•	Lower overall net expenses
•	The potential for increased tax efficiency
•	Intraday trading
•	Full daily holdings transparency

For additional information about the differences between mutual funds and ETFs and the related risks, please refer to “What are the differences between an ETF and a mutual fund?” and “Comparison of Principal Risk Factors” in the accompanying Information Statement/Prospectus.

Each reorganization into an ETF will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, a form of which is included as Exhibit 1 to these materials. For federal income tax purposes, each reorganization is expected to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

In connection with the reorganizations, eligible shareholders of each mutual fund will receive ETF shares equal in value to the shares of the mutual fund they own and a cash payment in lieu of fractional shares of the corresponding ETF, which cash payment will be taxable for taxable shareholders. A reorganization into an ETF will not dilute the value of your investment.

In order to receive shares of an ETF as part of a reorganization, you must hold your mutual fund shares in a brokerage account that can accept shares of an ETF.

No action is required on your part if you hold your mutual fund shares in a brokerage account that can hold shares of an ETF.

If you do not hold your shares of a mutual fund through a brokerage account that can hold shares of an ETF, you will not receive shares of the corresponding new ETF as part of a reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the NAV of your mutual fund shares. The liquidation of your investment and return of cash may be subject to tax. It may take time for you to receive your cash.

If you do not wish to participate in a reorganization, you can exchange your mutual fund shares for shares of another Glenmede mutual fund that is not participating in a reorganization or redeem your mutual fund shares. Keep in mind that any such action may have tax consequences and you should consult your tax advisor.

The accompanying Information Statement/Prospectus provides more information about each reorganization. Please carefully review the additional information provided in this document. If you have questions, please call 1-215-419-6662. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution.

By order of the Board of Directors,
Joshua M. Lindauer, Esq.
Secretary

October 17, 2026

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

September 17, 2026

Disciplined International Equity Portfolio

Global Secured Options Portfolio

each, a series of The Glenmede Fund, Inc.

1650 Market Street

Suite 4000

Philadelphia, PA 19103

1-215-419-662

INFORMATION STATEMENT AND PROSPECTUS

October 17, 2026

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION IS REQUIRED ON YOUR PART TO ACCOMPLISH THE REORGANIZATIONS.

No shareholder vote is required to complete the Reorganizations. We are not asking you for a proxy and you are requested not to send us a proxy.

This combined Information Statement and Prospectus (the “Information Statement”) is furnished to shareholders of the Disciplined International Equity Portfolio and the Global Secured Options Portfolio (each, an “Acquired Fund” or a “Portfolio” and, collectively, the “Acquired Funds” or the “Portfolios”), each a series of The Glenmede Fund, Inc. (the “Glenmede Fund”), in connection with a separate Agreement and Plan of Reorganization and Liquidation (the “Agreement”) of each Portfolio that has been approved by the Board of Directors of the Glenmede Fund (the “Board” and the members thereof, “Directors”).

Each Acquired Fund will be reorganized into a newly created ETF (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds” and, together with the Acquired Funds, the “Funds”), each a series of the Glenmede Fund. Each Acquired Fund will be liquidated (each such reorganization and liquidation, a “Reorganization” and, together, the “Reorganizations”) as listed in the table below. Each Reorganization is scheduled to take place as of the closing of business of the New York Stock Exchange (the “NYSE”) on the date set forth in the chart below, or such other time and date as the parties may agree (the “Closing Date”).

Reorganization	Acquired Fund	Acquiring Fund	Closing Date
Disciplined International Equity Reorganization	Disciplined International Equity Portfolio	Knollbrook Disciplined International Equity ETF	[January 8], 2027
Global Secured Options Reorganization	Global Secured Options Portfolio	Knollbrook Global Secured Options ETF	[January 8], 2027

Shares of Knollbrook Disciplined International Equity ETF will be listed for trading on The Nasdaq Stock Market® (“Nasdaq”) under the ticker KDEV. Shares of Knollbrook Global Secured Options ETF will be listed for trading on Cboe Exchange, Inc. (“Cboe” and together with the Nasdaq, the “Listing Exchanges”) under the ticker KGSO. Each of the Funds is a diversified series of the Glenmede Fund, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”). Knollbrook Disciplined International Equity ETF seeks maximum long-term total return consistent with reasonable risk to principal, which is an identical investment objective to its corresponding Acquired Fund; and Knollbrook Global Secured Options ETF seeks long-term capital appreciation and option premiums consistent with reasonable risk to principal, which is an identical investment objective to its corresponding Acquired Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Information Statement sets forth concisely the information that you ought to know before investing. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:

(i)	the Prospectus for each Acquired Fund dated February 28, 2026, as supplemented (Accession No. 0001133228-26-002148), which was previously filed via EDGAR;
(ii)	the Statement of Additional Information for each Acquired Fund dated February 28, 2026, as supplemented (Accession No. 0001133228-26-002148), which was previously filed via EDGAR;
(iii)	the unaudited financial statements of each Acquired Fund for the fiscal period ended April 30, 2026, included in each Fund’s report filed on Form N-CSR (Accession No. 0001133228-26-009677); and
(iv)	the audited financial statements of each Acquired Fund for the fiscal year ended October 31, 2025, included in each Fund’s report filed on Form N-CSR (Accession No. 0001133228-25-014285).

You can obtain copies of each Acquired Fund’s current Prospectus, Summary Prospectus, Statement of Additional Information, or annual or semiannual reports (when available) without charge by writing The Glenmede Fund, Inc. at 1650 Market Street, Suite 4000, Philadelphia, PA 19103 or by calling 1-215-419-6662. You can obtain copies of each Acquiring Fund’s current Prospectus, Summary Prospectus, Statement of Additional Information, or annual or semiannual reports, when available, without charge, by writing The Glenmede Fund, Inc. or by calling 1-215-419-6662. The Prospectus, Statement of Additional Information, and annual or semiannual reports of the Acquired Funds are and the Prospectus, Statement of Additional Information, and annual or semiannual reports of the Acquiring Funds will be available at https://www.glenmedeim.com.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and, in accordance therewith, file reports, proxy statements, proxy materials and other information with the SEC. You may also view or obtain the foregoing documents from the SEC:

By Internet: www.sec.gov

Following the commencement of trading, shareholder reports, proxy statements and other information concerning the Acquiring Funds will be able to be inspected at their respective Listing Exchange.

No person has been authorized to give any information or make any representation not contained in this Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Fund shares involve investment risks, including the possible loss of principal.

Summary

The following Summary covers certain information contained elsewhere in this Information Statement, in the Prospectus and Statement of Additional Information of the Acquired Funds, which are incorporated herein by reference, and the [Prospectus and Statement of Additional Information] of Knollbrook Disciplined International Equity ETF and the [Prospectus and Statement of Additional Information] of Knollbrook Global Secured Options ETF, which are incorporated herein by reference. Shareholders should read the entire Information Statement, including the Agreement (attached as Exhibit 1), carefully for more complete information.

What is involved in each Reorganization?

All of the assets and liabilities of each Acquired Fund will be transferred to a newly created corresponding Acquiring Fund in exchange for shares of the Acquiring Fund equal to the Acquired Fund’s net asset value (“NAV”). The Acquired Fund will distribute to its shareholders the portion of shares of the Acquiring Fund to which the shareholder is entitled (and shareholders will receive cash in lieu of fractional shares). Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not have a brokerage account, Acquired Fund shares may be converted to cash, less any fees and expenses your intermediary may charge (subject to applicable federal or state laws concerning unclaimed property).

After shares of each Acquiring Fund are distributed to their respective Acquired Fund’s shareholders, each Acquired Fund will be completely liquidated and dissolved. As a result of each Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund.

Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the applicable Closing Date listed below.

Acquired Fund	Acquiring Fund	Closing Date
Disciplined International Equity Portfolio	Knollbrook Disciplined International Equity ETF	[January 8, 2027]
Global Secured Options Portfolio	Knollbrook Global Secured Options ETF	[January 8, 2027]

For more information, please refer to the section entitled “The Transactions – Agreement and Plan of Reorganization and Liquidation.”

Share Class Consolidation

All issued and outstanding Institutional Shares of Disciplined International Equity Portfolio and all issued and outstanding Institutional Shares of Global Secured Options Portfolio will be converted to Advisor Shares of the respective Acquired Fund effective after the close of business on November 17, 2026 (collectively, the “Share Class Consolidation”). The Advisor will institute a waiver of the 0.20% shareholder servicing fee applicable to each Portfolio’s Advisor Shares as of the Share Class Consolidation date to ensure the net total expense ratios between of Portfolio’s Advisor Shares and Institutional Shares are the same. The Share Class Consolidation is intended to move shareholders into a single share class that closely resembles the ETF share class structure. The Share Class Consolidation will be effected on the basis of the relative net asset values of the two relevant classes, without the imposition of any sales load, fee or other charge.

Reverse Stock Split

Following the Share Class Consolidation, on or around December 1, 2026, the Advisor Shares of the Global Secured Options Portfolio will combine into fewer shares through a Reverse Stock Split to increase the net asset value per share of the Advisor Shares (the “Reverse Stock Split”). The Reverse Stock Split will occur at an exact ratio to be determined by the Advisor, as the investment adviser to the Portfolio, which is currently expected to be between 1-for-4 and 1-for-5. If, for example, the exact ratio is 1-for-4, a shareholder would receive one Advisor Share for every four Advisor Shares held. As with the Share Class Consolidation, the total net asset value of each shareholder’s

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Advisor Shares will be the same after the reverse split as before the reverse split. The Reverse Stock Split is not expected to result in a taxable transaction for shareholders.

What are the differences between an ETF and a mutual fund?

ETFs are structurally different from mutual funds in several important aspects:

ETF	Mutual Fund
Does not issue multiple classes of shares	May offer multiple share classes with different sales charges, expenses, and/or minimum investments
Individual investors buy or sell shares of an ETF on the secondary market through an exchange	Investors or their intermediaries buy or sell shares directly from the mutual fund
Buy and sell orders are processed throughout the day and reflect real time market prices on an exchange	Buy and sell orders are processed once a day using the day’s ending NAV

As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity, increased transparency and the potential for increased tax efficiency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium to) or below (discount to) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause an Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Funds, please refer to the section entitled “Comparison of Principal Risk Factors.”

Has the Board of Directors approved each Reorganization?

Yes. The Board of the Glenmede Fund has carefully reviewed and approved the Agreements and the Reorganizations. Each Fund is a series of the Glenmede Fund and is overseen by the same Board.

For information on the Board’s consideration with respect to approval of each Reorganization, please see “What information did the Board consider when evaluating each Reorganization?”

What am I being asked to vote on?

The Reorganizations have been approved by the written consent of the majority shareholders of each Acquired Fund, as permitted under the Fund’s By-Laws and Maryland law. As a result, no additional shareholder vote or action is required to approve the Reorganizations.

We are not asking you for a proxy and you are requested not to send us a proxy.

What are the reasons for each Reorganization?

Glenmede Investment Management, LP, the investment adviser to both the Acquired Funds and the Acquiring Funds, proposed each Reorganization because it believes that the Reorganization is in the best interests of the Acquired Fund’s shareholders. Specifically, the Advisor believes that each Reorganization will lower the overall net expenses paid by shareholders and provide shareholders with additional trading flexibility, increased portfolio holdings transparency and tax efficiency.

What information did the Board consider when evaluating each Reorganization?

The Board considered the following factors, among others, in determining to approve the Agreement:

•	Each Reorganization will permit shareholders of the Acquired Fund to pursue the same investment objective and strategy in an ETF structure. The ETF structure provides multiple benefits for shareholders, including lower overall net expenses, the potential for increased tax efficiency, intraday trading, and full daily holdings transparency.
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•	The expense ratio of each Acquiring Fund is lower than the expense ratio of each class of the corresponding Acquired Fund, such that all Acquired Fund shareholders are expected to benefit from an expense reduction.

•	Each Reorganization will qualify as a tax-free reorganization for federal income tax purposes (although cash received as part of a Reorganization will be taxable for taxable shareholders).

For more information, please refer to the section entitled “The Transactions – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquiring Funds that I will receive?

Upon completion of each Reorganization, each shareholder of each Acquired Fund will receive shares of the corresponding Acquiring Fund and, in some cases, cash equal to the value of the shares of the Acquired Fund the shareholder owned on the Closing Date.

For more information, please refer to the section entitled “The Transactions – Agreement and Plan of Reorganization and Liquidation.”

Is each Reorganization considered a taxable event for federal income tax purposes?

Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes. As part of the Reorganizations, some shareholders will receive cash in lieu of fractional shares, which will be a taxable event for taxable shareholders.

Different tax considerations apply to you if your investment is liquidated and the cash value of your Acquired Fund shares is returned to you, if you hold your Acquired Fund shares through an account that cannot hold the corresponding Acquiring Fund shares at the time of the Reorganization, or if your Acquired Fund shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Acquired Fund shares through an account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization.

Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which will be a taxable event for taxable shareholders.

Shareholders who do not want or cannot hold ETF shares may redeem out of an Acquired Fund or exchange their Acquired Fund shares for shares of another Glenmede mutual fund that is not participating in a Reorganization. A redemption or exchange of fund shares would generally be a taxable event for shareholders holding shares in taxable accounts. To fund the redemption transactions, an Acquired Fund may have to sell securities. These transactions may result in net realized capital gains and/or income to the Acquired Fund, which may result in taxable distributions to shareholders either (i) by the Acquired Funds prior to the Reorganizations or (ii) by the Acquiring Funds after the Reorganizations.

Capital gains or income from securities sales by the Funds prior to or after the Reorganizations, if any, may be distributed by the Acquired Funds prior to the Reorganizations or by the Acquiring Funds after the Reorganizations.

The Advisor currently anticipates that the Disciplined International Equity Portfolio will need to dispose of certain securities that are not transferable as part of its Reorganization. The Advisor currently anticipates that the Global Secured Options Portfolio will not need to dispose of any securities as part of its Reorganization. Based on the Disciplined International Equity Portfolio’s holdings as of June 30, 2026, approximately 6.1% of the Portfolio’s holdings will be sold before the closing of the Reorganization.

As of June 30, 2026, the Disciplined International Equity Portfolio had $4,929,685 in realized gains and no available capital loss carryforwards. As of June 30, 2026, the Global Secured Options Portfolio had $1,529,188 in realized gains and $(6,270,819) in available capital loss carryforwards, subject to annual limitation of $(61,675). Given the capital loss carryforwards, where applicable, current realized gains and anticipated gains generated from the sales of non-transferable

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securities, if any, the Acquired Funds anticipate distributing both income and capital gains prior to the Reorganizations.

Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only. For more information, please refer to the section entitled “Material Federal Income Tax Consequences.”

What types of shareholder accounts can receive shares of an ETF as part of each Reorganization?

If you hold your Acquired Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of an ETF in a reorganization. No further action is needed by you.

What if I do not want to own shares of an ETF?

If you do not want to receive shares of an ETF in connection with a Reorganization, you can exchange your Acquired Fund shares for shares of another Glenmede mutual fund that is not participating in a Reorganization or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Fund shares will be a taxable event if you hold your shares in a taxable account.

The last date to redeem your shares or exchange them for shares of another Glenmede mutual fund prior to each Reorganization is January 5, 2027.

How do the Funds’ investment objectives, principal investment strategies, policies, and limitations compare?

Disciplined International Equity Reorganization

Investment Limitations

Disciplined International Equity Portfolio and its Acquiring Fund have the same fundamental and non-fundamental investment policies and limitations. Please refer to “Investment Restrictions” in the Statement of Additional Information  for the Acquired Fund, which is incorporated herein by reference, and the [Statement of Additional Information of the Acquiring Fund], which is incorporated herein by reference.

Investment Objectives

Disciplined International Equity Portfolio has the same investment objective as its Acquiring Fund. The Funds each seek maximum long-term total return consistent with reasonable risk to principal. Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Principal Investment Strategies

Disciplined International Equity Portfolio also has the same principal investment strategies as its Acquiring Fund.

Global Secured Options Reorganization

Investment Limitations

Global Secured Options Portfolio and its Acquiring Fund have the same fundamental and non-fundamental investment policies and limitations. Please refer to “Investment Restrictions” in the Statement of Additional Information for the Acquired Fund, which is incorporated by reference herein, and the [Statement of Additional Information of the Acquiring Fund], which is incorporated herein by reference.

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Investment Objectives

Global Secured Options Portfolio has the same investment objective as its Acquiring Fund. The Funds each seek long-term capital appreciation and option premiums consistent with reasonable risk to principal. Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Principal Investment Strategies

Global Secured Options Portfolio also has the same principal investment strategies as its Acquiring Fund.

Disciplined International Equity Portfolio/Knollbrook Disciplined International Equity ETF

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of foreign companies, directly and/or through American Depositary Receipts (“ADRs”). ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign companies. For purposes of the Portfolio’s investment strategy, a foreign company generally includes a company that is economically tied to a developed market country outside the United States, has securities that are principally traded outside the United States, derives a significant portion of its revenues from business activities outside the United States, or maintains a significant portion of its assets outside the United States. The Advisor uses proprietary multi-factor computer models to select stocks and/or ADRs of foreign companies that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material sustainability-related criteria. As sustainability-related information is just one investment criterion, sustainability-related considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Disciplined International Equity Portfolio also has the same principal investment strategies as its Acquiring Fund.

Global Secured Options Portfolio/Knollbrook Global Secured Options ETF

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on U.S. or foreign stock index exchange-traded funds (“ETFs”), U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. The Portfolio is called Global “Secured Options” because the call and put options it writes will be covered by owning the U.S. or foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. The Portfolio may invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. If the Portfolio only writes secured put options, its assets may consist entirely of cash, cash equivalents, or an offsetting equity index put option (forming a put spread) to secure those puts. In this case, the Portfolio may hold few or no stocks or other securities. If the Portfolio only writes covered calls on a stock index, it may hold long stock index ETFs or offsetting stock index call options, instead of individual U.S. or foreign stocks,

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which allows for more flexibility when implementing an underlying broad-based global equity exposure, in addition to using other coverage methods described below.

Other coverage methods include 1) covering the notional value with cash or cash equivalents, 2) using call spreads or put spreads, 3) owning the underlying U.S. or foreign security, index, or ETF, 4) holding an offsetting option, 5) holding other liquid assets equal to at least the full value of the option or its exercise price, or 6) using a mix of several equity securities to achieve broad-based global exposure.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of U.S. or foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the MSCI All Country World Index (“MSCI ACWI Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of sponsored or unsponsored American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices or individual U.S. or foreign stocks.

Global Secured Options Portfolio also has the same principal investment strategies as its Acquiring Fund.

Are there any differences in the principal risks between the Acquired Funds and Acquiring Funds?

Yes. Each Acquiring Fund is subject to certain risks unique to operating as an ETF. In particular, the Acquiring Funds are subject to the risk that their shares will trade at market prices that are above (premium to) or below (discount to) the Acquiring Fund’s NAV. The Acquiring Funds are also subject to the risk that “authorized participants,” which are the only entities that are permitted to engage in creation or redemption transactions directly with the Acquiring Fund, do not engage in such transactions, which could cause the Acquiring Fund’s shares to trade at a larger premium or discount to the Acquiring Fund’s NAV and possibly result in trading halts and/or delisting. Following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as shareholders of an Acquired Fund. Additionally, because the Acquiring Funds may effect their creations and redemptions in cash or partially in cash, they may be less tax-efficient than other ETFs that are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

For additional discussion of these and other risk factors, please see “Comparison of Principal Risk Factors.”

How do the Funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of the Acquired Funds and the Acquiring Funds:

Management of the Funds

Investment Advisor

Glenmede Investment Management, LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as Advisor to the Funds. The Advisor, a Pennsylvania limited partnership, is wholly-owned by Glenmede Trust (“Glenmede Trust”). As of June 30, 2026, the Advisor oversaw approximately $7.1 billion in assets.

Under Investment Advisory Agreements with the Funds, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of each Fund, manages the investment of the assets of each Fund. It is the responsibility of the Advisor to make investment decisions for each Fund and to place each Fund’s purchase and sale orders.

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Shareholders in the Portfolios who are clients of Glenmede Trust, or its affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular “Client” (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of each Portfolios shares and other accounts managed by the Advisor or Glenmede Trust.

Investment Sub-Advisor

Tidal Investments LLC (the “Sub-Advisor”), a Delaware limited liability company located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, will serve as the Sub-Advisor to the Acquiring Funds. The Sub-Advisor is an SEC-registered investment adviser, and as of June 30, 2026, the Sub-Advisor had approximately $60 billion in assets under management.

The Sub-Advisor is responsible for trading portfolio securities for the Acquiring Funds, including creation and/or redemption basket processing and selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of an Acquiring Fund, subject to the supervision of the Advisor and the Board.

A discussion regarding the basis for the Board approval of the investment advisory and sub-advisory agreements for each Acquiring Fund will be included in each Acquiring Fund’s Form N-CSR, when available.

Portfolio Management

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, and Alexander R. Atanasiu, CFA, Portfolio Manager, are primarily responsible for the management of the Disciplined International Equity, Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Disciplined U.S. Equity Income (formerly, Disciplined U.S. Value Equity), Long/Short Equity, Disciplined U.S. Small Cap Equity, Total Market Plus Equity, Energy Resilience, Strategic Equity and Equity Income Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp.

Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005.

Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal and Mr. Atanasiu in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department.

Ruohao Chen, CFA, Portfolio Manager of the Advisor assists Mr. de Vassal and Mr. Atanasiu in the management of certain Portfolios by running portfolio optimizations and entering trades. Mr. Chen has been employed by the Advisor as a quantitative research analyst since 2018.

Messrs. de Vassal and Sullivan have managed the Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Long/Short Equity, Disciplined U.S. Equity Income (formerly, Disciplined U.S. Value Equity), Disciplined U.S. Small Cap Equity, Energy Resilience and Total Market Plus Equity Portfolios since each Portfolio’s commencement of operations in February 2004, February 2004, September 2006, November 2017, November 2017, December 2015 and December 2006, respectively, and the Disciplined International Equity Portfolio since December 2014. Mr. Atanasiu has managed the Disciplined U.S. Equity Portfolio and Disciplined U.S. Growth Equity Portfolio since February 2018, the Disciplined International Equity Portfolio since December 2014, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio since February 2015, the Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio since each Portfolio’s

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 commencement of operations in November 2017, and the Energy Resilience Portfolio since the Portfolio’s commencement of operations in December 2015.

Mr. Chen has managed the Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio since January 2026. Mr. de Vassal, Mr. Atanasiu, Mr. Sullivan, and Mr. Chen have managed the Strategic Equity and Equity Income Portfolios since July 2026.

Sean Heron, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Global Secured Options Portfolio. Mr. Heron has been responsible for the management of the Global Secured Options Portfolio since it commenced operations in September 2012. He has been employed by the Advisor since June 2010. Since 2006, Mr. Heron has served as Vice President to Glenmede Trust. Prior to that time, Mr. Heron was employed by McGowan Investors LP (2004-2006) and Goldman Sachs & Co. (1999-2003) as a Senior Derivatives Trader.

The portfolio management team of each Acquiring Fund is the same as that of its corresponding Acquired Fund.

For information about the compensation of, any other accounts managed by, and any fund shares held by a Fund’s portfolio manager(s), please refer to the “Appendix A - Portfolio Managers” section of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference and the “Appendix A - Portfolio Managers” section of the [Acquiring Funds’ Statements of Additional Information] which are incorporated herein by reference.

Management Fees

Each Acquired Fund and Acquiring Fund pays the Advisor a management fee based on its average daily net assets. With respect to the Acquiring Funds, the Advisor pays the Sub-Advisor from the advisory fee it receives. The advisory fee for each Acquired Fund and its corresponding Acquiring Fund is the same. However, under the terms of each Acquiring Funds’ investment advisory agreement, the Advisor will accept as full compensation a unitary fee computed and paid monthly (in arrears), at an annual rate of 0.55% of the average daily net assets during the month held in the Acquiring Fund. The Advisor shall pay substantially all expenses incurred by or on behalf of the Acquiring Fund, including the fees and expenses of the Sub-Advisor, transfer agent, administrator, fund accountant, custodian, independent registered public accounting firm, legal counsel, and other service providers. Notwithstanding the foregoing, the Advisor shall not be responsible for the Acquiring Fund’s brokerage commissions and other transaction expenses, taxes, interest and borrowing costs, acquired fund fees and expenses, litigation or indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Acquiring Fund’s business. Because the Advisor has contractually agreed to a unitary fee and to pay substantially all of the expenses of the Acquiring Fund (other than those noted above), the Advisor anticipates that each Reorganization will result in lower overall net expenses paid by Acquiring Fund shareholders.

The annual investment advisory fee for each Fund, as a percentage of the Fund’s average daily net assets, is as follows:

Fund	Advisory Fee
Disciplined International Equity Portfolio	[0.55]%
Knollbrook Disciplined International Equity ETF	[0.55]%

Fund	Advisory Fee
Global Secured Options Portfolio	[0.55]%
Knollbrook Global Secured Options ETF	[0.55]%

For more information about Fund management for the Acquired Funds, please refer to the “Additional Information About Management of the Portfolios-Investment Advisor” section of the Acquired Funds’ Prospectus and the “Investment Advisory and Other Services-Investment Advisor” section of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference. For more information about Fund management for the Acquiring Funds, please refer to the “Additional Information About Management of the Fund” section of the [Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETFs’ Prospectus] and the “Investment Advisory and Other Services-Investment Advisor” section of the [Knollbrook

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Disciplined International Equity ETF and Knollbrook Global Secured Options ETFs’ Statement of Additional Information] each of which is incorporated herein by reference.

Expense Arrangements

With respect to the Acquired Funds, the Advisor has contractually agreed to waive and/or reimburse expenses to the extent that the Disciplined International Equity Portfolio’s and Global Secured Option Portfolio’s annual total operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements, which may not be terminated without the approval of the Board, until at least February 28, 2027. All issued and outstanding Institutional Shares of each Portfolio will be converted to Advisor Shares of the respective Portfolio effective after the close of business on November 17, 2026. The Advisor will institute a waiver of the 0.20% shareholder servicing fee applicable to each Portfolio’s Advisor Shares as of the Share Class Consolidation date to ensure the net total expense ratios of each Portfolio’s Advisor Shares and Institutional Shares are the same. The Share Class Consolidation is intended to move shareholders into a single share class that closely resembles the ETF share class structure. The Share Class Consolidation will be effected on the basis of the relative net asset values of the two relevant classes, without the imposition of any sales load, fee or other charge.

As described above, following the Reorganization, each Acquiring Fund will pay the Advisor a unitary fee at an annual rate of 0.55%, under which the Advisor will pay for substantially all expenses of the Acquiring Fund other than brokerage commissions and other transaction expenses, taxes, interest and borrowing costs, acquired fund fees and expenses, litigation or indemnification expenses, and other extraordinary expenses.

For more information about the Funds’ fees and operating expenses, please refer to the Acquired Funds’ Prospectus, which is incorporated herein by reference, and to the [Acquiring Funds Prospectus] which are incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Quasar Distributors, LLC (“Quasar Distributors” or the “Distributor”), each Acquired Fund and Acquiring Fund’s principal underwriter, is 3 Canal Plaza, Suite 100, Portland, ME 04101.

The Acquired Funds do not have, and have never had, a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Each Acquiring Fund has adopted a Distribution Plan under Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. The 12b-1 Plan has not been implemented and there are no fees currently charged under the 12b-1 Plan. The Glenmede Fund has no current intention of charging fees under the 12b-1 Plan. If the 12b-1 Plan were implemented in the future, fees charged under the 12b-1 Plan would be capped at a maximum annual rate of 0.25% of the applicable Acquiring Fund’s average daily net assets. You should note that if the 12b-1 Plan is implemented in the future, any 12b-1 fees would be paid out of each Acquiring Fund’s assets on an ongoing basis and, over time, these fees may cost you more than purchasing shares with other types of sales charge arrangements.

For more information about Fund distribution with respect to the Acquiring Funds, please refer to the “Fund Distribution” section of Appendix A to this Information Statement. For more information about Fund distribution with respect to the Acquired Funds, please refer to “Investment Advisory and Other Services - Distributor” section of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference.

How do the Funds’ fees and operating expenses compare, and what are each Acquiring Fund’s fees and operating expenses estimated to be following each Reorganization?

The following tables allow you to compare the total fees and expenses and net fees and expenses of each Acquired Fund and to analyze the pro forma estimated total fees and expenses and net fees and expenses of each corresponding Acquiring Fund.

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Annual Fund Operating Expenses

The following tables show the fees and expenses of the Acquired Funds for the six months ended April 30, 2026, and the pro forma estimated fees and expenses of each Acquiring Fund based on the same time period after giving effect to each Reorganization. The pro forma estimated fees and expenses after giving effect to each Reorganization assume a certain amount of asset attrition due to the inability of the Acquired Funds’ retirement plan shareholders to hold shares of an ETF. Annual fund or class operating expenses are paid by each Fund or class, as applicable. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of a Fund.

As shown below, each Reorganization is expected to result in lower total annual fund operating expenses, both before and after fee waivers and expense reimbursements, for shareholders of the applicable Acquired Fund.

To facilitate the Reorganization, effective on or about November 17, 2026, all share classes of each Acquired Fund will be consolidated into the Advisor Shares in advance of each Reorganization. The table below shows shareholder fees of each class of the Fund that existed prior to the Share Class Consolidation in order to give shareholders an indication of how their historical fees will change upon conversion of the Fund to an ETF.

Disciplined International Equity Reorganization

	Acquired Fund – Disciplined International Equity Portfolio		Pro Forma – Acquiring Fund – Knollbrook Disciplined International Equity ETF
	Advisor Shares	Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	[0.55]%
Distribution and Service (12b-1 Fees)	None	None	None[1]
Other Expenses	0.41%[2]	0.21%	[0.00]%
Total Annual Portfolio Operating Expenses	0.96%	0.76%	[0.55]%
Fee Waivers and Expense Reimbursements	(0.11)%[3]	(0.11)%[3]	[(0.00)]%
Net Expenses	0.85%[4]	0.65%[4]	[0.55]%

1 The ETF has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to it.

2 Other Expenses for Advisor Shares includes 0.20% shareholder servicing fees payable to Glenmede Trust. As of the Share Class Consolidation date, the Advisor will institute an additional waiver of the 0.20% shareholder servicing fee to ensure the net total expense ratios between each Portfolio’s Advisor Shares and Institutional Shares are the same.

3 Glenmede Investment Management, LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% and 0.65% of the Portfolio’s average daily net assets for Advisor Shares and Institutional Shares, respectively (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of the Board.

4 Net expenses excluding interest expense was 0.85% for Advisor Shares and 0.65% for Institutional Shares for the period ended April 30, 2026.

Global Secured Options Reorganization

	Acquired Fund – Global Secured Options Portfolio		Pro Forma – Acquiring Fund – Knollbrook Global Secured Options ETF
	Advisor Shares	Institutional Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	[0.55]%
Distribution and Service (12b-1 Fees)	None	None	None[1]
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Other Expenses	0.65%[2]	0.62%	[0.00]%
Acquired Fund Fees and Expenses	0.17%	0.17%	[0.17]%
Total Annual Portfolio Operating Expenses	1.37%[3]	1.34%[3]	[0.72]%
Fee Waivers and Expense Reimbursements	(0.35)%[4]	(0.52)%[4]	[(0.00)]%
Net Expenses	1.02%	0.82%	[0.72]%

1 The ETF has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to it.

2 Other Expenses for Advisor Shares includes 0.20% shareholder servicing fees payable to Glenmede Trust. As of the Share Class Consolidation date, the Advisor will institute an additional waiver of the 0.20% shareholder servicing fee to ensure the net total expense ratios between each Portfolio’s Advisor Shares and Institutional Shares are the same.

3 Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

4 Glenmede Investment Management, LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% and 0.65% of the Portfolio’s average daily net assets for Advisor Shares and Institutional Shares, respectively (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of the Board.

Examples of Effect of Fund Expenses

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods (except as noted). It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration). Although your actual costs may be higher or lower based on these assumptions your costs would be:

Disciplined International Equity Reorganization	Acquired Fund – Disciplined International Equity Portfolio		Pro Forma – Acquiring Fund – Knollbrook Disciplined International Equity ETF
	Advisor Shares	Institutional Shares
1 Year	$87	$66	$56
3 Years	$351	$258	$176
5 Years	$635	$465	$307
10 Years	$1,445	$1,063	$689

Global Secured Options Reorganization	Acquired Fund – Global Secured Options Portfolio		Pro Forma – Acquiring Fund – Knollbrook Global Secured Options ETF
	Advisor Shares	Institutional Shares
1 Year	$104	$84	$74
3 Years	$471	$382	$230
5 Years	$863	$702	$401
10 Years	$1,962	$1,609	$894

Expenses remain the same in the years shown. These examples illustrate the effect of expenses but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, each Acquired Fund’s portfolio turnover rate was as set forth in the following table:

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Acquired Fund	Portfolio Turnover Rate as a Percentage of the Average Value of its Portfolio
Disciplined International Equity Portfolio	76%
Global Secured Options Portfolio	69%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

The Acquired Funds and Acquiring Funds have different procedures for purchasing, exchanging and redeeming shares, which are summarized below.

Acquiring Funds

Most investors will buy and sell shares in secondary market transactions through brokers. Shares of each Acquiring Fund will be listed for trading on their respective Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Most investors will bear customary brokerage commissions and charges when buying or selling shares. Shares trade under the trading symbols listed on the cover of this Prospectus.

Prior to trading in the secondary market, Shares of the Acquiring Fund are “created” at NAV by market makers, large investors and institutions only in block-size “Creation Units” or multiples thereof. Each “creator” is an Authorized Participant (“AP”) that has entered into an AP agreement with the Acquiring Fund’s distributor.

A creation transaction, which is subject to acceptance by the distributor and the Acquiring Fund, generally takes place when an AP deposits into the Acquiring Fund a designated amount of cash and/or securities in exchange for a specified number of Creation Units (a “creation basket”). Similarly, Shares can be redeemed only in Creation Units, generally for a designated portfolio of securities held by the Acquiring Fund and/or cash (a “redemption basket”). Creation baskets and redemption baskets may differ, and the Glenmede Fund reserves the right to accept “custom baskets.”

Except when aggregated in Creation Units, Shares are not redeemable by the Acquiring Fund. Only an AP may create or redeem Creation Units directly with the Acquiring Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form.

In the event of a system failure or other interruption, including disruptions at market makers or APs, orders to purchase or redeem Creation Units either may not be executed according to the Acquiring Fund’s instructions or may not be executed at all, or the Acquiring Fund may not be able to place or change orders.

To the extent the Acquiring Funds engage in in-kind transactions, the Acquiring Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a participant in the Depository Trust Company (“DTC”) and has executed an agreement with the Acquiring Fund’s distributor with respect to creations and redemptions of

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Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cutoff times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Acquiring Fund’s SAI.

For more information about procedures for purchasing, redeeming and exchanging the Acquiring Funds’ shares, please refer to the “Additional Information on the Purchase and Redemption of Shares” in the [Acquiring Funds Prospectus].

Acquired Funds

An investor may purchase shares of an Acquired Fund directly from the Acquired Funds through the Distributor or through a financial intermediary. Each Acquired Fund offers multiple share classes.

For more information about the procedures for purchasing, redeeming and exchanging the Acquired Funds’ shares, please refer to the “Additional Information on the Purchase and Redemption of Shares” section of the Acquired Funds’ Prospectus, and to the “Purchase of Shares” and “Redemption of Shares” sections of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Do the Funds’ dividend and distribution policies differ?

The Acquired Funds and Acquiring Funds have identical dividend and distribution policies.

Disciplined International Equity Portfolio and its Acquiring Fund expect to declare and distribute substantially all of its net investment income, if any, to shareholders in the form of a quarterly dividend. Global Secured Options Portfolio and its Acquiring Fund expect to declare and distribute substantially all of its net investment income, if any, to shareholders in the form of a quarterly dividend.

For more information about the Acquiring Funds’ dividend and distribution policies, please refer to the “Dividends and Distributions” section of the [Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF Prospectus] and to the “Additional Information Concerning Taxes” section of the [Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF Statement of Additional Information] each of which is incorporated herein by reference. For more information about the Acquired Funds’ dividend and distribution policies, please refer to the “Dividend and Distributions” and “Additional Information about Taxes” sections of the Acquired Funds’ Prospectus  and to the “Additional Information Concerning Taxes” section of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

On or before the Closing Date, each Acquired Fund may declare additional dividends or other distributions of its net income and/or net realized capital gains, if any.

Will there be any significant portfolio transitioning in connection with the Reorganization?

The Advisor currently anticipates that the Disciplined International Equity Portfolio will need to dispose of certain securities that are not transferable as part of its Reorganization. The Advisor currently anticipates that Global Secured Options Portfolio will not need to dispose of any securities as part of its Reorganization. Based on the Disciplined International Equity Portfolio’s holdings as of June 30, 2026, approximately 6.1% of the Portfolio’s holdings will be sold before the closing of the Reorganization.

As of June 30, 2026, Disciplined International Equity Portfolio had $4,929,685 in realized gains and no available capital loss carryforwards. As of June 30, 2026, Global Secured Options Portfolio had $1,529,188 in realized gains and $(6,270,819) in available capital loss carryforwards, subject to annual limitation of $(61,675). Given the capital loss carryforwards, where applicable, current realized gains and anticipated gains generated from the sales of non-transferable securities, if any, the Acquired Funds anticipate distributing both income and capital gains prior to the Reorganizations.

To the extent there are any transaction costs (including brokerage commissions, transaction charges and related fees) associated with the sales and purchases made in connection with the Reorganizations, these will be borne by the Acquired Funds with respect to the portfolio transitioning conducted before the Reorganizations and borne by

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the Acquiring Funds with respect to the portfolio transitioning conducted after the Reorganizations. If Disciplined International Equity Portfolio has holdings in any countries that impose an additional foreign transfer tax on the transfer of securities to the Acquiring Fund, these taxes will be assessed in addition to the transaction costs disclosed above and would be borne by the Acquiring Fund post-Reorganization.

The portfolio transitioning pre- and post-Reorganization may result in capital gains or losses, which may have federal income tax consequences for shareholders of the Acquired and Acquiring Funds. See “Is the Reorganization considered a taxable event for federal income tax purposes?” above.

Who bears the expenses associated with the Reorganization?

The Advisor will bear the cost of each Reorganization. The Funds do not currently anticipate any portfolio turnover due to the Reorganizations; however, to the extent that any securities are unable to be transferred by an Acquired Fund to the Acquiring Fund, shareholders of the Acquired Fund will bear the transaction costs associated with any such portfolio sales and shareholders of the Acquiring Fund will bear the costs of any security purchases required after the Reorganization.

For more information, please refer to the section entitled “Expenses.”

Comparison of Principal Risk Factors

The following is a summary of the principal risks associated with an investment in the Funds. Because the Disciplined International Equity Portfolio has identical investment objectives and principal investment strategies as its corresponding Acquiring Fund, as described above, Disciplined International Equity Portfolio and its corresponding Acquiring Fund are subject to substantially similar investment risks. Because the Global Secured Options Portfolio has identical investment objectives and principal investment strategies as its corresponding Acquiring Fund, as described above, Global Secured Options Portfolio and its corresponding Acquiring Fund are subject to substantially similar investment risks. The Acquiring Funds are also subject to additional ETF-related risks.

Risks associated with an investment in the Funds

The table below and the paragraphs that follow provide more information about the principal investments and techniques that each Acquired Fund and Acquiring Fund may use and the related risks. A check mark (“✔”) indicates a principal risk to which a Fund is subject. As Disciplined International Equity Portfolio has identical investment objectives and principal investment strategies as its corresponding Acquiring Fund, as described above, Disciplined International Equity Portfolio and its corresponding Acquiring Fund are subject to substantially similar investment risks. As Global Secured Options Portfolio has identical investment objectives and principal investment strategies as its corresponding Acquiring Fund, as described above, Global Secured Options Portfolio and its corresponding Acquiring Fund are subject to substantially similar investment risks. The Acquiring Funds are also subject to additional ETF-related risks.

The absence of a check mark for a Fund with respect to a particular risk does not indicate that such Fund is not exposed to such risk at all, but only that it is not a principal risk. The Statement of Additional Information for the Acquired Funds, which is incorporated herein by reference, and the [Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF Statement of Additional Information] which are incorporated herein by reference, contain information about additional investments in which each Fund may invest that are non-principal investments and additional risks to which each Fund may be subject. The order of the below investments, investment techniques and risks does not indicate their significance.

	Disciplined International Equity Portfolio	Global Secured Options Portfolio	Knollbrook Disciplined International Equity ETF	Knollbrook Global Secured Options ETF
Active Management Risk	✔	✔	✔	✔
Authorized Participants Risk			✔	✔
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	Disciplined International Equity Portfolio	Global Secured Options Portfolio	Knollbrook Disciplined International Equity ETF	Knollbrook Global Secured Options ETF
Cash Transactions Risk				✔
Emerging Market Investments		✔		✔
Foreign Securities	✔	✔	✔	✔
Frequent Trading Risk	✔	✔	✔	✔
Investment Style Risk: Value Style	✔		✔
Investments in Other Investment Companies		✔		✔
Issuer Risk	✔	✔	✔	✔
Market Risk	✔	✔	✔	✔
Secondary Market Trading Risk			✔	✔
Absence of Active Market			✔	✔
Early Close/Trading Halt/Delisting Risk			✔	✔
Trading in Fund Shares is Subject to Expenses			✔	✔
Fund Shares may be Sold Short			✔	✔
Options		✔		✔
FLEX Options Risk				✔
Shares May Trade at Prices Other than NAV			✔	✔
Trading Risk			✔	✔
Stock Selection Model Risk			✔

Authorized Participants Risk

Only an AP that has entered into an agreement with the Acquiring Funds’ Distributor, Quasar Distributors, may engage in creation or redemption transactions directly with the Acquiring Funds, and none of those APs are obligated to engage in creation and/or redemption transactions. The Acquiring Funds have entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or for any reason be unable to create or redeem shares and new APs not appointed in their place, shares may trade at a discount to that Acquiring Fund’s NAV and possibly face trading halts or delisting.

Cash Transactions Risk

Unlike certain ETFs, the Knollbrook Global Secured Options ETF (for purposes of this paragraph, “KGSO ETF”) may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the KGSO ETF may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the KGSO ETF effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the KGSO ETF recognizes gain on these sales, this generally will cause the KGSO ETF to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The KGSO ETF generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Issuer Risk

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective

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earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole.

Shares May Trade at Prices Other than NAV

As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Acquiring Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of each Acquiring Fund’s shares on an exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Acquiring Funds’ shares. In times of severe market disruption, the bid/ask spread can increase significantly. This means that shares may trade at a discount to an Acquiring Fund’s NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.

An ETF has a limited number of intermediaries that act as APs, and none of these APs are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to each Acquiring Fund and no other AP is able and willing to create or redeem, shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Additionally, while Acquiring Fund shares are listed for trading on an exchange, there can be no assurance that active trading markets for Acquiring Fund shares will be maintained by market makers or APs.

Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the creation/redemption process in maintaining the relationship between the underlying value of each Acquiring Fund’s holdings and its NAV. Such reduced effectiveness could result in each Acquiring Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Acquiring Funds’ shares.

Trading Risk

Although shares of the Acquiring Funds are listed for trading on the Listing Exchanges and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchanges, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to respective Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchanges necessary to maintain the listing of each Acquiring Fund will continue to be met or will remain unchanged or that Shares will trade with any volume, or at all, on any stock exchange.

Secondary Market Trading Risk

Shares of the Acquiring Funds trade on their respective Listing Exchange and face numerous trading risks, including the potential lack of an active market for shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the shares trading at a premium or discount to NAV.

•	Absence of Active Market: Although the shares are currently listed for trading on the Listing Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or APs. APs are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or APs may be less willing to transact in shares. The
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absence of an active market for an Acquiring Fund’s shares may contribute to an Acquiring Fund’s shares trading at a premium or discount to NAV.

An Acquiring Fund’s shares may be listed or traded on exchanges or markets other than the Listing Exchanges (where the Acquiring Fund’s primary listing is maintained) and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that an Acquiring Fund’s shares will continue to trade on any such stock exchange or in any market or that an Acquiring Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, including the Listing Exchanges. An Acquiring Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealer direct their trades for execution.

•	Early Close/Trading Halt/Delisting Risk: Trading in Acquiring Fund shares may be halted due to market conditions or for other reasons that, in the view of their respective Listing Exchange, make trading in shares of an Acquiring Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in an Acquiring Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Acquiring Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Each Acquiring Fund must satisfy various standards established by its respective Listing Exchange in order to ensure that Acquiring Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Listing Exchanges necessary to maintain the listing of the Acquiring Funds will continue to be met.

•	Trading in Acquiring Fund Shares is Subject to Expenses: Most Acquiring Fund investors will buy and sell Acquiring Fund shares on the Listing Exchanges or on another secondary market. When buying or selling shares of an Acquiring Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The spread varies over time for shares of the Acquiring Fund based on trading volume and market liquidity and is generally narrower if the Acquiring Fund has more trading volume and market liquidity and is wider if the Acquiring Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. There may also be regulatory and other charges that are incurred as a result of trading Acquiring Fund shares.

•	Fund Shares may be Sold Short: Shares of an Acquiring Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

Market Risk

Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical, there are times when stock prices generally increase, and other times when they generally decrease. In addition, each Fund is subject to the additional risk that the particular types of stocks held by each Fund may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific sectors, industries or segments of the market, can affect the value of the Funds’ investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility and may have adverse long-term effects. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The Funds cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Funds’ investments.

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Deteriorating market conditions can cause a general weakness in the market that reduces the prices of securities in the market. To the extent that each Fund emphasizes issuers from any given industry or sector, it could be hurt if that industry or sector does not do well. Additionally, each Fund could lose value if the individual stocks in which it holds positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (fluctuations in price) as well as extended periods of price decline or increase. Individual stocks are impacted by many factors, including corporate earnings, production, management, sales, and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large capitalization stocks, or stocks within a particular industry.

Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on each Fund’s investments and, in the longer term, could impair the ability of issuers in which each Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters. Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to the Funds’ investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples. Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which each Fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.

Advancements in technology may also adversely impact markets and the overall performance of each Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Frequent Trading Risk

Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. A high rate of portfolio turnover may result in greater transaction costs, which may reduce the Funds’ performance. The sale of securities from the Funds may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income rates.

Investment Style Risk

•	Value Style : The Knollbrook Disciplined International Equity ETF (for purposes of this paragraph, “KDEV ETF”) invests in stocks that the Advisor believes are reasonably priced, although there is no guarantee that the prices of these stocks will not move lower after purchase by the KDEV ETF. If the Advisor’s assessment of a company’s quality or intrinsic value, earnings potential, or market conditions is inaccurate, the KDEV ETF could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. The value investment style can also shift into and out of favor with investors, depending on market and economic conditions. As a result, the KDEV ETF may at times outperform or underperform other funds that invest more broadly or employ a different investment style. These investment style risks are also applicable to Disciplined International Equity Portfolio.
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Foreign Securities

The Disciplined International Equity Portfolio and Knollbrook Disciplined International Equity ETF may invest in equity securities of foreign companies directly and/or through sponsored or unsponsored ADRs. The Global Secured Options Portfolio and Knollbrook Global Secured Options ETF may invest in such ADRs.

ADRs involve risks similar to those accompanying direct investment in foreign securities. The Global Secured Options Portfolio and Knollbrook Global Secured Options ETF may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on each Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Funds’ shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in each Fund which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent each Fund from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose a Fund to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.

International war or conflicts (including armed conflict in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether the Funds invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Funds could be significantly impacted.

Emerging Market Investments

The Knollbrook Global Secured Options ETF (for purposes of this and the next paragraph, “KGSO ETF”) may also purchase securities in developing or emerging markets. The risks of investing in foreign securities are often heightened for investments by the KGSO ETF in developing or emerging markets. Developing countries may also impose restrictions on the KGSO ETF’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the KGSO ETF. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange.

Governments of some developing countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets, and may exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. Government intervention, nationalization, or expropriation can occur with little warning, increasing the risk of loss. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn could affect the value of the

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KGSO ETF’s investments. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Disclosure, transparency, and shareholder protections may be limited, increasing operational and legal risks. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The KGSO ETF may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States. Market closures, capital controls, or currency restrictions may also impede the ability to buy, sell, or value securities in these markets, especially during periods of political or economic stress.

These emerging markets risks are also applicable to Global Secured Options Portfolio.

Investments in Other Investment Companies

To the extent permitted by the 1940 Act, the Knollbrook Global Secured Options ETF may invest in shares of other registered investment companies, including ETFs. If the KGSO ETF invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the KGSO ETF’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While the rule permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 of the 1940 Act went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

These investment in other investment companies risks are also applicable to Global Secured Options Portfolio.

Options

The Knollbrook Global Secured Options ETF (for purposes of the following paragraphs, “KGSO ETF”) may write and buy call and put options. The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, the KGSO ETF receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the KGSO ETF retains the premium. If the purchaser exercises the option, the KGSO ETF pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the KGSO ETF. The KGSO ETF can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the KGSO ETF. The KGSO ETF may also buy call options. The value of a call option generally increases as the price of the underlying stock or index increases and decreases as the price of the underlying stock or index decreases.

The Knollbrook Global Secured Options ETF will also write cash-secured put options in an attempt to complement the covered call strategy. A put option gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. To the extent the KGSO ETF sells cash-secured put options it will be required to hold a significant portion of its assets in cash or cash equivalents, such as U.S. Treasury securities and repurchase agreements, to cover the put option. The

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KGSO ETF may also buy put options. The value of a put option generally increases as the price of the underlying stock decreases and decreases as the price of the underlying stock increases.

Writing covered call options may provide a steady cash flow, although it may also reduce the KGSO ETF’s ability to profit from increases in the value of its equity portfolio. If the KGSO ETF were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. Writing cash-secured put options may also provide a steady cash flow, although it may also require the KGSO ETF to realize a loss if the put option is exercised. The KGSO ETF may also buy put options, which may protect the KGSO ETF from a significant market decline that may occur over a short period of time. The KGSO ETF may also buy call options, which may result in the purchase of equities below their market value. As the purchaser of either a call or put option, if the option expires unexercised, the KGSO ETF will lose the premium it paid to purchase the option. There can be no assurance that a liquid market will exist when the KGSO ETF seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller.

These options risks are also applicable to Global Secured Options Portfolio.

FLEX Options Risk

Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Knollbrook Global Secured Options ETF (for purposes of this paragraph, “KGSO ETF”) may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed and trade on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the KGSO ETF’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and KGSO ETF shares and result in the KGSO ETF being unable to achieve its investment objective. Less liquidity in the trading of the KGSO ETF’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the KGSO ETF’s shares. Depending on the nature of this impact to pricing, the KGSO ETF may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the KGSO ETF’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Stock Selection Model Risk

The investment process of the Knollbrook Disciplined International Equity ETF (for purposes of this paragraph, “KDIE ETF”) relies on proprietary multi-factor computer models to evaluate and rank securities and assist in portfolio construction. There can be no assurance that the models will successfully identify attractive investment opportunities or achieve the KDIE Portfolio’s investment objective. The models may be based on factors, assumptions or data that prove to be inaccurate, incomplete or ineffective. In addition, errors in model design, coding, implementation or data inputs may adversely affect investment decisions. As a result, securities selected using the models may underperform the market, the KDIE Portfolio’s benchmark or securities selected using other investment approaches.

* * *

For more information about the principal risks associated with an investment in the Funds, please refer to the “Additional Information about Investments” sections of the Acquired Funds’ Prospectus and [Acquiring Funds’ Prospectus], each of which in incorporated herein by reference, and to the “Common Investment Policies and Risks” sections of the Acquired Funds’ Statement of Additional Information and the [Acquiring Funds’ Statement of Additional Information], each of which is incorporated herein by reference.

How do the Funds compare in terms of their performance?

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Each Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to each Reorganization. Each Acquiring Fund has been organized solely in connection with each Reorganization to acquire all of the assets and liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund. Therefore, after each Reorganization, the Acquiring Fund will remain the “accounting survivor.” This means that each Acquiring Fund will continue to show the historical investment performance and returns of the corresponding Acquired Fund (even after liquidation of each Acquired Fund).

The historical performance of each Acquired Fund, as it is to be adopted by its corresponding Acquiring Fund, is included in the Acquired Funds’ Prospectus, which is incorporated herein by reference.

The Transactions

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN THE ACQUIRED FUNDS AND ACQUIRING FUNDS.

Agreement and Plan of Reorganization and Liquidation

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.

The Agreement contemplates (a) the transfer of assets of the Acquired Fund in exchange for Acquiring Fund shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred pursuant to the Agreement, less (a) the value of the liabilities of the Acquired Fund; (b) the value of cash to be distributed to applicable Acquired Fund shareholders in lieu of fractional Acquiring Fund shares; and (c) the value of cash to be distributed to Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares and for which no account has been established to receive such shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash, equal to the net asset value of their Acquired Fund shares; and (b) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided for in the Agreement.

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquired Fund’s then-current Prospectus or Statement of Additional Information.

As soon on or after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will take such actions necessary to complete the liquidation of the Acquired Fund. The Acquired Fund will: (i) distribute pro rata to the Acquired Fund’s shareholders of record (except for Cash-Out Shareholders) determined as of the close of business on the Closing Date, the Acquiring Fund shares it receives; (ii) distribute cash as discussed above; and (iii) completely liquidate.

The costs associated with the Reorganizations, including the preparation of filings with the SEC, mailing costs to Acquired Fund shareholders, and legal costs associated with any necessary documentation to effect the Reorganizations would be paid by the Advisor and are estimated to be approximately $265,000. These costs exclude transactions costs associated with the sale and purchase of portfolio securities in connection with the Reorganizations, if any, which will be borne by shareholders of the Funds.

The consummation of each Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a Fund. In addition, the Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Fund; provided, however, that following approval of the Reorganization by shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to shareholders of the Acquired Fund to the detriment of such shareholders without additional Board and shareholder approval.

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Reasons for the Reorganization

Background

Glenmede Investment Management, LP, the investment adviser to both the Acquired Funds and the Acquiring Funds, proposed each Reorganization because it believes that each Reorganization is in the best interests of the respective Acquired Funds and their shareholders. The Advisor believes that each Reorganization will lower the overall net expenses paid by shareholders and provide shareholders with additional trading flexibility, increased portfolio holdings transparency.

Board Consideration of the Reorganization

At a meeting held on September 9, 2026, all the Directors of the Glenmede Fund, including the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), considered and approved the Reorganizations and the Agreements. For the reasons more fully described below, the Board determined that each Reorganization was in the best interests of each Acquired Fund and their shareholders, and that the interests of existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. At the meeting and throughout the course of the Board’s considerations of these matters, the Independent Directors were advised by an independent legal counsel that is experienced in 1940 Act matters.

The Board recognized that a majority of shareholders in the Disciplined International Equity Portfolio are clients of Glenmede Trust, the parent company of the Advisor. As a result, the Advisor is subject to conflicts of interests and may be incentivized to propose the Disciplined International Equity Reorganization because it will result in operational efficiencies. Nonetheless, the Board believes that the Disciplined International Equity Reorganization is in the best interest of shareholders and will not dilute existing shareholders of the Disciplined International Equity Portfolio. With respect to the conflicts of interests, the Board evaluated, among other factors, that Glenmede Trust would no longer receive a shareholder servicing fee following the Disciplined International Equity Reorganization, that the Disciplined International Equity Reorganization will lower the overall net expenses paid by shareholders, and that the investment advisory fee of the Knollbrook Disciplined International Equity ETF is identical to that of the Disciplined International Equity Portfolio except that under the unitary fee structure of the Knollbrook Disciplined International Equity ETF, the Advisor will pay substantially all expenses incurred by or on behalf of the Knollbrook Disciplined International Equity ETF, including the fees and expenses of the Sub-Advisor, transfer agent, administrator, fund accountant, custodian, independent registered public accounting firm, legal counsel, and other service providers.

In considering the Reorganization and the Agreements, the Directors evaluated information provided by management of the Funds, including the Advisor’s recommendation with respect to the best interests of the Acquired Funds and their shareholders, and reviewed various factors about the Acquired Funds and the Acquiring Funds and the Reorganizations.

When evaluating each Reorganization and the Agreement, the Board considered the following factors, among others:

1.	the investment objectives, principal investment strategies, policies and risks of the Funds;
2.	the fees and expenses and the relative expense ratios of the Funds, including the terms of the expense limitation agreements and survival of the Advisor’s recoupment rights;
3.	that each Reorganization will lower the overall net expenses paid by shareholders and provide shareholders with additional trading flexibility, increased portfolio holdings transparency;
4.	the impact of the transaction on different types of shareholders;
5.	the potential for increased marketability of the Acquiring Funds as the Reorganizations may enable the Advisor’s distribution teams to access the increasing demand for active ETFs compared to mutual funds in certain distribution channels;
6.	the potential benefits of the Reorganizations to shareholders of the Acquired Funds, including potential benefits associated with the ETF structure, including but not limited to potential trading flexibility, increased portfolio holdings transparency; and enhanced tax efficiency;
7.	the portfolio management of the Funds;
8.	that in order to avoid a taxable liquidation of their investment, shareholders holding Acquired Fund shares in accounts that do not permit them to purchase ETFs will need, in advance of the Reorganization, to contact
23

their broker or financial intermediary to transfer their shares to a brokerage account that permits investment in ETF shares;

9.	that Acquired Fund shareholders will be given significant advance notice of the Reorganization so that they may redeem or exchange their investment in advance of the Reorganization;
10.	the terms and conditions of the Reorganization;
11.	that the Advisor or its affiliates will bear costs arising in connection with the Reorganization including, but not limited to, printing costs, legal fees and costs of the Reorganization;
12.	that the Acquiring Fund will assume all of the assets and liabilities of the Acquired Fund;
13.	the costs to be incurred by each Fund as a result of the Reorganization; and
14.	alternatives available to Acquired Fund shareholders.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that it would be in the best interests of shareholders to conduct each Reorganization. The determination was made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to the various conclusions. Consequently, the Board approved each Reorganization and the Agreement.

The Agreement is subject to certain closing conditions and termination rights, including the Board’s right to terminate the Agreement if it determines that proceeding with either Reorganization is inadvisable for an Acquired Fund or an Acquiring Fund.

Description of the Securities to be Issued

Holders of each Acquired Fund will receive, respectively, shares of the corresponding Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund shares.

Each Acquiring Fund is a series of the Glenmede Fund. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board to issue 6,000,000,000 shares of common stock, with a $.001 par value. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Glenmede Fund reserves the right to create and issue shares of a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Material Federal Income Tax Consequences

The following summary provides general information with regard to the federal income tax consequences to shareholders upon each Reorganization. This summary also discusses the effect of federal income tax provisions on each Acquired Fund resulting from its liquidation and dissolution. This summary is based on the tax laws and regulations in effect on the date of this Information Statement, all of which are subject to change by legislative or administrative action, possibly with retroactive effect. The Acquired Funds have not sought a ruling from the Internal Revenue Service with respect to the tax consequences described herein. Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

This summary does not address the particular federal income tax consequences which may apply to certain shareholders such as trusts, estates, non-resident aliens, other foreign investors or shareholders who do not hold their mutual fund shares in a brokerage account that can hold shares of an ETF. This summary does not address state or local tax consequences. The tax consequences discussed herein may affect shareholders differently depending on their particular tax situations unrelated to the Reorganization or liquidation of an Acquired Fund, and accordingly, this summary is not a substitute for careful tax planning on an individual basis. Shareholders should consult their personal tax advisers concerning their particular tax situations and the impact thereon of each Reorganization and the liquidation

24

of the Acquired Fund as discussed herein. Each Reorganization and the liquidation of an Acquired Fund may result in tax consequences that are unanticipated by shareholders.

With respect to each Reorganization, the exchange of the Acquired Fund’s assets for the Acquiring Fund’s shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to each Reorganization, the participating Funds will receive an opinion from Faegre Drinker Biddle & Reath LLP, counsel to the Funds, substantially to the effect that for U.S. federal income tax purposes and based upon certain facts, assumptions, and representations:

1.	the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code with respect to the applicable Acquired Fund and the corresponding Acquiring Fund, and each such fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
2.	no gain or loss will be recognized by the applicable Acquired Fund (a) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the liabilities of the applicable Acquired Fund or (b) upon the distribution of the Acquiring Fund Shares to the shareholders of the applicable Acquired Fund;
3.	no gain or loss will be recognized by the corresponding Acquiring Fund upon the receipt of the assets of the applicable Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the liabilities of the applicable Acquired Fund;
4.	the tax basis in the hands of the corresponding Acquiring Fund of the asset of the applicable Acquired Fund transferred to the corresponding Acquiring Fund in a Reorganization will be the same as the basis of that asset in the hands of the applicable Acquired Fund immediately before the transfer;
5.	the holding period of the assets of the applicable Acquired Fund in the hands of the corresponding Acquiring Fund will include the period during which that asset was held by the applicable Acquired Fund;
6.	no gain or loss will be recognized by shareholders of the applicable Acquired Fund upon their receipt of Acquiring Fund Shares in the Reorganization (except with respect to cash received in lieu of fractional Acquiring Fund Shares);
7.	the aggregate tax basis of the Acquiring Fund Shares received by the shareholder of the applicable Acquired Fund will equal the aggregate tax basis of the Acquired Fund Shares surrendered in exchange therefor (reduced by any amount of tax basis allocable to fractional Acquiring Fund Shares for which cash is received);
8.	the holding period of the Acquiring Fund Shares received by shareholders of the applicable Acquired Fund will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares are held by that shareholder as capital assets on the date of the exchange; and
9.	the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code.

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganizations on each Acquired Fund or Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes upon the transfer of such asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, and as to the shareholders whose investment is liquidated and the cash value of whose Acquired Fund shares is returned to them, who hold their Acquired Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or whose Acquired Fund shares are transferred by their broker or financial intermediary to a different investment option.

With respect to each Reorganization, the tax year of the Acquired Fund is expected to continue with the Acquiring Fund, and the capital gains, if any, resulting from securities sales or portfolio turnover prior to the Reorganization may be distributed by the Acquiring Fund after the Reorganization. If a Reorganization were to end the tax year of the Acquired Fund (which is not the intended or expected plan as of the date of this Information Statement), it would accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the Closing Date. Such distributions will be taxable for taxable shareholders and would include any capital gains or income resulting from portfolio turnover prior to the Reorganization. If determined necessary, an Acquired Fund may declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-

25

exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. In addition, even if its tax year is expected to continue with the Acquiring Fund, an Acquired Fund, if determined to be preferable, may declare a distribution to shareholders prior to the Reorganization.

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, an Acquiring Fund will succeed to the tax attributes of the respective Acquired Fund upon the closing of the relevant Reorganization, including any capital loss carryovers that could have been used by the respective Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of an Acquired Fund will be available to offset future gains recognized by the respective combined fund. Capital losses of an Acquired Fund may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of each Reorganization, the Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the Acquired Fund as a result of the Reorganization.

Thus, each Reorganization is not expected to result in any limitation on the use by an Acquiring Fund of the respective Acquired Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to the respective Acquired Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The table below shows each Fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of June 30, 2026. The actual impact of each Reorganization on the Funds’ losses and on future capital gain distributions will depend on each Fund’s net assets, net realized gains/losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by the Acquiring Fund following the Reorganization and thus cannot be determined precisely at this time.

Tax Positions as of June 30, 2026

	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses), including capital loss carryforwards	Net Unrealized Gains/ (Losses)
Disciplined International Equity Portfolio	October 31	$108,318,937	$4,929,685	$14,195,208
Global Secured Options Portfolio	October 31	$26,778,181	$1,467,423	$2,838,623

Shareholders of an Acquired Fund should consult their tax advisers regarding the effect, if any, of a Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of a Reorganization.

Forms of Organization

Each Fund is a diversified series of the Glenmede Fund, a corporation organized under the laws of the state of Maryland filed on June 30, 1988 and registered under the 1940 Act as an open-end management investment company. As of June 30, 2026, the Glenmede Fund has issued 6,000,000,000 shares of common stock, with a $.001 par value. The Glenmede Fund currently operates fourteen (14) separate series, each with its own investment objective(s) and principal investment strategies. Because the Funds are series of the same company, the Glenmede Fund, and are governed by the same Articles of Incorporation, the rights of the security holders of the Acquired Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “General Information” section of the Acquired Funds’ Statement of Additional Information, which is incorporated herein by reference.

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Capitalization

The following table shows the capitalization of each Acquired Fund as of June 30, 2026 and on a pro forma combined basis (unaudited) as of that date giving effect to each Reorganization. Pro forma numbers do not reflect any potential liquidation of shareholders associated with a Reorganization or cash paid in lieu of fractional Acquiring Fund shares. The table below reflects each class of the Funds that existed prior to the Share Class Consolidation.

Disciplined International Equity Reorganization

	Net Assets	Net Asset Value Per Share[d]	Shares Outstanding
Disciplined International Equity Fund – Advisor Shares	$13,937,380	$22.45	620,706
Disciplined International Equity Fund – Institutional Shares	$94,380,813	$22.44	4,205,767
Knollbrook Disciplined International Equity ETF[a]	N/A	N/A	N/A
Knollbrook Disciplined International Equity ETF (pro forma combined)	$108,318,193	$[25.00][b]	4,332,728[c]

a Knollbrook Disciplined International Equity ETF is expected to commence operations on January 11, 2027.

b Knollbrook Disciplined International Equity ETF is expected to launch at approximately $25.00 net asset value per share.

c Shares have been adjusted to reflect what will be issued post-Reorganization.

d Net asset value per share rounded to the nearest two decimal places.

Global Secured Options Reorganization

	Net Assets	Net Asset Value Per Share[d]	Shares Outstanding
Global Secured Options Fund – Advisor Shares	$24,450,937	$6.18	3,958,515
Global Secured Options Fund – Institutional Shares	$2,327,244	$6.18	376,423
Knollbrook Global Secured Options ETF[a]	N/A	N/A	N/A
Knollbrook Global Secured Options ETF (pro forma combined)	$26,778,181	$[25.00][b]	1,071,127[c]

a Knollbrook Global Secured Options ETF is expected to commence operations on January 11, 2027.

b Knollbrook Global Secured Options ETF is expected to launch at approximately $25.00 net asset value per share, giving effect to a Reverse Stock Split of the Acquired Fund, which has been approved by the Board and is currently expected to occur on December 1, 2026. The ratio for the Reverse Stock Split will be set at a future date.

c Shares have been adjusted to reflect a Reverse Stock Split of the Acquired Fund and what shares will be issued post-Reorganization.

d Net asset value per share rounded to the nearest two decimal places.

The tables above assume that each Reorganization occurred on June 30, 2026. The tables are for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the corresponding Acquired Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

Conclusion

The Agreement was approved by the Board of the Glenmede Fund at a meeting held on September 9, 2026. The Board determined that each Reorganization is in the best interests of shareholders of the Acquired Funds and that the interests of existing shareholders of the Acquired Funds would not be diluted as a result of each Reorganization. In the event that each Reorganization does not occur, the Acquired Funds will continue to engage in business as funds of a registered investment company and the Board of the Glenmede Fund may consider other proposals for the Reorganization or liquidation of the Funds.

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Additional Information about the Funds

Each Acquiring Fund is new and has no performance history as of the date of this Information Statement. Each Acquiring Fund will adopt the financial history, including the financial highlights, of its corresponding Acquired Fund following its respective Reorganization.

Each Acquired Fund’s financial highlights for the fiscal year ended October 31, 2025 (audited), updated to include semi-annual data for the six-month period ended April 30, 2026 (unaudited), are shown in the tables below. Each Acquired Fund’s financial highlights should be read in conjunction with the financial statements audited by [ ] contained in the Acquired Funds’ Annual Form N-CSR and the unaudited financial statements contained in the Acquired Funds’ Semi-Annual Form N-CSR, which are incorporated by reference into the Statement of Additional Information relating to this Information Statement.

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Financial Highlights

For a share outstanding throughout each year

	Disciplined International Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For the Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.11	$16.85	$13.84	$12.27	$15.54	$12.05
Income from investment operations:
Net investment income[2]	0.22	0.35	0.44	0.32	0.42	0.36
Net realized and unrealized gain (loss) on investments	2.85	4.15	3.10	1.54	(3.15)	3.48
Total from investment operations	3.07	4.50	3.54	1.86	(2.73)	3.84
Distributions to shareholders from:
Net investment income[2]	(0.08)	(0.25)	(0.53)	(0.29)	(0.54)	(0.35)
Net realized capital gains	(0.72)	(0.99)	—	—	—	—
Total distributions	(0.80)	(1.24)	(0.53)	(0.29)	(0.54)	(0.35)
Net asset value, end of period	$22.38	$20.11	$16.85	$13.84	$12.27	$15.54
Total return[3]	15.60%[4]	28.62%	25.78%	15.09%	(17.89)%	31.96%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$13,795	$11,607	$25,830	$22,601	$22,939	$41,069
Ratio of operating expenses before waiver/reimbursement to average net assets	0.96%[5]	1.40%	1.37%	1.32%	1.27%	1.19%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.86%[5]	0.96%[7]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.07%[5]	2.09%	2.70%	2.22%	2.93%	2.40%
Portfolio turnover rate[8]	39%[4]	76%	97%	84%	91%	79%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the period ended April 30, 2026 and 0.96%, 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[7]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[8]	Portfolio turnover is calculated at the fund level.
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	Disciplined International Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[2]	For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of period	$20.08	$17.52
Income from investment operations:
Net investment income[3]	0.26	0.08
Net realized and unrealized gain on investments	2.84	2.68
Total from investment operations (loss)	3.10	2.76
Distributions to shareholders from:
Net investment income	(0.10)	(0.20)
Net realized capital gains	(0.72)	—
Total distributions	(0.82)	(0.20)
Net asset value, end of period	$22.36	$20.08
Total return[4]	15.73%[5]	15.84%[6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$88,176	$34,168
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	0.76%	0.92%[8]
Ratio of operating expenses after waiver/reimbursement to average net assets[7,9]	0.66%	0.65%[8]
Ratio of net investment income to average net assets[7]	2.45%	0.84%
Portfolio turnover rate[10]	39%[5]	76%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65% for the period ended April 30, 2026 and 0.65% for the period ended October 31, 2025.
[10]	Portfolio turnover is calculated at the fund level.
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	Global Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For the Year Ended October 31,
		2025	2024	2023		2022	2021
Net asset value, beginning of period	$5.56	$5.68	$4.79	$4.25		$5.64	$4.84
Income from investment operations:
Net investment income (loss)[2]	0.02	0.003	0.03	0.02		(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.60	0.94	0.99	0.52		(0.64)	1.07
Total from investment operations	0.62	0.94	1.02	0.54		(0.66)	1.02
Distributions to shareholders from:
Net investment income	(0.03)	(0.01)	(0.04)	(0.00	)3	—	—
Net realized capital gains	(0.26)	(1.05)	(0.09)	—		(0.73)	(0.22)
Total distributions	(0.29)	(1.06)	(0.13)	(0.00)[3]		(0.73)	(0.22)
Net asset value, end of period	$5.89	$5.56	$5.68	$4.79		$4.25	$5.64
Total return[4]	11.50%[5]	19.81%	21.52%	12.74%		(13.35)%	21.59%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$15,995	$15,384	$19,934	$22,470		$20,062	$17,152
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	1.37%[7]	1.56%	1.24%	1.15%		1.22%	1.30%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.85%[7]	0.96%[8,9]	1.01%[9]	1.00%[9]		1.00%[9]	1.00%
Ratio of net investment income (loss) to average net assets[6]	0.86%[7]	0.03%	0.63%	0.34%		(0.46)%	(0.96)%
Portfolio turnover rate[10]	13%[5]	69%	—%[11]	117%		152%	—%[11]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[7]	Annualized.
[8]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.94%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
[10]	Portfolio turnover is calculated at the fund level.
[11]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
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	Global Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2026[2]	For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of period	$5.56	$4.87
Income from investment operations:
Net investment income[3]	0.03	0.004
Net realized and unrealized gain on investments	0.60	0.70
Total from investment operations (loss)	0.63	0.70
Distributions to shareholders from:
Net investment income	(0.03)	(0.01)
Net realized capital gains	(0.26)	—
Total distributions	(0.29)	(0.01)
Net asset value, end of period	$5.90	$5.56
Total return[5]	11.80%[6]	14.36%[7]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,219	$1,988
Ratio of operating expenses before waiver/reimbursement to average net assets[8,9]	1.17%	1.32%[10]
Ratio of operating expenses after waiver/reimbursement to average net assets[8,9]	0.65%	0.65%[10,11]
Ratio of net investment income to average net assets[8,9]	1.08%	0.03%
Portfolio turnover rate[12]	13%[6]	69%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Not annualized.
[7]	Total return calculation is not annualized.
[8]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[9]	Annualized.
[10]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[11]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65%, for the period ended October 31, 2025.
[12]	Portfolio turnover is calculated at the fund level.
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Expenses

The expenses in connection with preparing this Information Statement and its enclosures will be paid by the Advisor.

The Advisor will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares.

A copy of the Funds’ annual report may be obtained upon request and without charge by writing to The Glenmede Fund, Inc., 1650 Market Street, Suite 4000, Philadelphia, PA 19103, call 1-215-419-6662 or on the Funds’ website at https://www.glenmedeim.com.

Share Ownership

As of August 31, 2026, shares of each class of each Acquired Fund issued and outstanding were as follows:

Number of Shares
Disciplined International Equity Portfolio – Advisor Shares	822,030
Disciplined International Equity Portfolio – Institutional Shares	4,507,626
Global Secured Options Portfolio – Advisor Shares	4,034,627
Global Secured Options Portfolio – Institutional Shares	390,615

Each Acquiring Fund is a newly created fund and will not issue shares until the Reorganization Date.

As of August 31, 2026, the Directors and officers of each Fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each Fund.

Persons or organizations beneficially owning more than 25% of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of August 31, 2026, the following shareholders were shown in the Glenmede Fund’s records as owning more than 25% of each Fund’s shares. The Glenmede Fund does not know of any other person who owns beneficially more than 25% of each Fund’s shares except as set forth below.

A majority of the outstanding shares of the Disciplined International Equity Portfolio is held by clients of Glenmede Trust, the parent company of the Advisor. The Advisor is subject to conflicts of interests and may be incentivized to propose the Reorganization because it will result in operational efficiencies for the Portfolio. Nonetheless, the Board believes that the Disciplined International Equity Reorganization is in the best interest of shareholders and will not dilute existing shareholders of the Disciplined International Equity Portfolio. Glenmede Trust, which maintains investment and voting authority over such shares, has approved the Reorganization by written consent. Please see “Board Consideration of the Reorganization” for additional information regarding the Board’s considerations.

A majority of the outstanding shares of the Global Secured Options Portfolio are held by clients of a third-party registered investment advisor (the “Third-Party RIA”). The Third-Party RIA, which maintains investment and voting authority over such shares, has approved the Reorganization by written consent.

As of August 31, 2026, the following shareholders were shown in the Glenmede Fund’s records as owning 5% or more of any class of each Fund’s shares. The Glenmede Fund does not know of any other person who owns of record or beneficially 5% or more of any class of each Fund’s shares except as set forth below.

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Portfolio	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
Disciplined International Equity Portfolio – Advisor Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 4000 Philadelphia, PA 19103	Record	69.07%
Disciplined International Equity Portfolio – Advisor Shares	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Fund Operations 88 Kearny Street San Francisco, CA 94108	Record	27.23%
Disciplined International Equity Portfolio - Institutional Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 4000 Philadelphia, PA 19103	Record	99.46%
Glenmede Secured Options Portfolio – Advisor Shares	Wells Fargo Clearing Services, LLC c/o First Clearing 1 North Jefferson Avenue St. Louis, MO 63103	Record	87.27%
Global Secured Options Portfolio - Institutional Shares	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 4000 Philadelphia, PA 19103	Record	93.86%

Miscellaneous

Legal Matters

Certain legal matters in connection with the issuance of shares of each Acquiring Fund have been passed upon by Faegre Drinker Biddle & Reath LLP, counsel to the Glenmede Fund.

Experts

The  financial statements  of each Acquired Fund and the predecessor fund of the Acquiring Fund as of and for the years ended October 31, 2025 have been incorporated by reference in the Statement of Additional Information relating to this Information Statement in reliance upon the report of [ ], independent registered public accounting firm, incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing.

Notice to Banks, Broker-Dealers and Voting Directors and Their Nominees

Please advise the Glenmede Fund, in care of The Glenmede Fund, Inc., 1650 Market Street, Suite 4000, Philadelphia, PA 19103, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1 – Form of Agreement and Plan of Reorganization and Liquidation

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [ ] day of [ ], by and among The Glenmede Fund, Inc., a Maryland corporation (the “Fund”), on behalf of (i) its Disciplined International Equity Portfolio and Global Secured Options Portfolio (each, a “Target Fund” and collectively, the “Target Funds”), and (ii) its newly created series, Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The corresponding Target Funds and Acquiring Funds are identified in Exhibit A. Because each Target Fund and each Acquiring Fund is a separate series of the Fund, all agreements, representations, actions and obligations described herein with respect to a Fund shall be made and undertaken by The Glenmede Fund, Inc. on behalf of the applicable series. Glenmede Investment Management LP (“GIM”), the investment adviser to each Target Fund and Acquiring Fund, joins this Agreement solely for purposes of Section 8.2.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treasury Regulations Section 1.368-2(g) with respect to each Target Fund and its corresponding Acquiring Fund. The reorganization of each Target Fund with its corresponding Acquiring Fund will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Target Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund, excluding Cash-Out Shareholders (defined below), in redemption of all outstanding shares of the Target Fund and in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization” and collectively, the “Reorganizations”).

WHEREAS, the Target Funds and the Acquiring Funds are separate investment series of the Fund, a registered open-end management investment company, and each Target Fund owns securities and other assets of the character in which its corresponding Acquiring Fund is permitted to invest; and

WHEREAS, the Target Funds and the Acquiring Funds are each authorized to issue their shares of beneficial interest; and

WHEREAS, the Board of Directors of the Fund has determined, with respect to each Target Fund, that: (1) participation in the applicable Reorganization is in the best interests of the Target Fund and its shareholders, and (2) the interests of the existing shareholders of the Target Fund will not be diluted as a result of the applicable Reorganization; and

WHEREAS, the Board of Directors of the Fund has determined, with respect to each Acquiring Fund, that: (1) participation in the applicable Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the applicable Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATIONS AND FUND TRANSACTIONS

1.1. The Reorganizations. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Fund shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) to its corresponding Acquiring Fund, and each Acquiring Fund shall assume the Liabilities (as defined in Section 1.3) of its corresponding Target Fund. In consideration of the foregoing, at the Effective Time, each Acquiring Fund shall deliver to its corresponding Target Fund full Acquiring Fund Shares. For the avoidance of doubt, amounts payable to Cash-Out Shareholders pursuant to Section 1.2 shall be retained by the applicable Target Fund and distributed directly to such Cash-Out Shareholders in connection with the liquidation of the Target Fund and shall not constitute consideration payable by the Acquiring Fund in the Reorganization. The shareholders of each Target Fund shall receive shares of the corresponding Acquiring

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Fund in accordance with Exhibit A. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in Section 2.3.

1.2. Assets of the Target Fund. The assets of each Target Fund to be acquired by its corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Funds at the Valuation Time (as defined in paragraph 2.5), books and records of the Target Fund, and any other property owned by the Target Fund at the Valuation Time less (i) the value of cash to be distributed to the applicable Target Fund shareholders in lieu of fractional Target Fund shares; and (ii) the value of cash to be distributed to Target Fund Shareholders (defined below) who do not hold Target Fund shares through a brokerage account that can accept Acquiring Fund Shares and for which no such account has been established to receive Acquiring Fund Shares in connection with the Reorganization (the “Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund Shares (collectively, the “Assets”).

1.3. Liabilities of the Target Funds. Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. Each corresponding Acquiring Fund will assume all of the applicable Target Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4. Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), each Target Fund will distribute the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to Section 1.1, pro rata to the record holders of the shares of the applicable Target Fund determined as of the Effective Time (the “Target Fund Shareholders”); provided, however, that Cash-Out Shareholders shall not receive Acquiring Fund Shares and, in lieu thereof, shall receive cash equal to the net asset value of their Target Fund shares as of the Valuation Time; and provided further, that Target Fund Shareholders shall receive cash in lieu of fractional Acquiring Fund shares based upon the net asset value per share of the corresponding Acquiring Fund determined at the Valuation Time. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the applicable Target Fund on the books of the applicable Acquiring Fund to open accounts on the share records of the applicable Acquiring Fund in the names of the Target Fund Shareholders other than Cash-Out Shareholders. The aggregate net asset value of the Acquiring Fund Shares and cash, as applicable, to be so credited or distributed to the Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of the applicable Target Fund owned by such Target Fund Shareholders at the Effective Time. All issued and outstanding shares of the applicable Target Fund will simultaneously be redeemed and canceled on the books of the applicable Target Fund. No share certificates representing Acquiring Fund Shares shall be issued in connection with the exchange.

1.5. Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6. Filing Responsibilities of the Target Funds. Any reporting responsibility of a Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, shall remain the responsibility of the applicable Target Fund up to and including the Closing Date and such later date as the existence of the Target Fund is terminated.

2.	VALUATION

2.1. Net Asset Value of the Target Fund. The net asset value of the shares of each Target Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the applicable Target Fund.

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2.2. Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the applicable Acquiring Fund.

2.3. Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued in connection with each Reorganization shall be determined by dividing the aggregate net asset value of the outstanding shares of the applicable Target Fund (less the value of cash to be distributed to Cash-Out Shareholders and cash to be distributed in lieu of fractional Acquiring Fund Shares), determined in accordance with the valuation procedures referred to in Section 2.1, by the net asset value per share of the corresponding Acquiring Fund, determined in accordance with the valuation procedures referred to in Section 2.2. The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares and cash distributed to Cash-Out Shareholders and in lieu of fractional Acquiring Fund Shares, as applicable, to be credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the outstanding shares of the applicable Target Fund owned by such Target Fund Shareholders at the Effective Time. For the avoidance of doubt, no Acquiring Fund shall issue fractional Acquiring Fund Shares. Any Target Fund Shareholder otherwise entitled to receive a fractional Acquiring Fund Share shall receive cash in lieu thereof based upon the net asset value per share of the corresponding Acquiring Fund determined at the Valuation Time.

2.4. Determination of Value. All computations of value hereunder shall be made in accordance with the regular practices of the applicable Target Fund or Acquiring Fund, as the case may be, and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by the Fund’s independent registered public accounting firm upon reasonable request. The parties agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities held by a Target Fund and to be transferred to the corresponding Acquiring Fund.

2.5. Valuation Time. The Valuation Time shall be the time at which each Target Fund and Acquiring Fund calculates its net asset value as set forth in its prospectus (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

3.	CLOSING

3.1. Closing. Each Reorganization, together with the related acts necessary to consummate such Reorganization (the “Closing”), shall occur at the principal office of the Fund on or about [January 8], 2027, or at such other place and/or on such other date as may be determined by the officers of the Fund (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2. Transfer and Delivery of Assets. The Fund shall direct State Street Bank and Trust Company (“SSB”), as custodian for the Target Funds and the Acquiring Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets of each Target Fund have been delivered in proper form to the account of the corresponding Acquiring Fund at SSB, and (ii) all necessary taxes in connection with the delivery of such Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Portfolio securities represented by a certificate or other written instrument shall be presented by SSB for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the applicable Target Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. SSB shall deliver, as of the Effective Time, by book entry, in accordance with the customary practices of SSB and of the applicable securities depository, the Assets of each Target Fund deposited with such depositories. Cash to be transferred by a Target Fund shall be delivered by wire transfer of federal funds at the Effective Time.

3.3. Share Records. The Fund shall direct SSB, in its capacity as transfer agent for the Target Funds (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding shares of each Target Fund owned by such Target Fund Shareholders immediately prior to the Closing. Each Acquiring Fund shall issue and deliver to the Secretary of the Fund prior to the Effective Time a confirmation evidencing that

37

the appropriate number of Acquiring Fund Shares will be credited to the applicable Target Fund or directly to the accounts of the Target Fund Shareholders (other than Cash-Out Shareholders) at the Effective Time, or provide other evidence satisfactory to the Fund as of the Effective Time that such Acquiring Fund Shares have been credited on the books of the applicable Acquiring Fund.

3.4. Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of a Target Fund or Acquiring Fund (an “Exchange”) shall be closed to trading or trading thereon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Fund, accurate appraisal of the value of the net assets of the applicable Target Fund or Acquiring Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Representations and Warranties of the Target Fund. Except as has been fully disclosed to the Acquiring Fund in a schedule to this Agreement, the Fund, on behalf of each Target Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a) The Target Fund is a duly established series of the Fund, which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Articles of Incorporation and By-Laws, as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) The Fund is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Target Fund and the prospectus and statement of additional information of the Target Fund used at all times prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

(f) The Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in: (i) a violation of federal securities laws (including the 1940 Act) or of Maryland law or a material violation of its Articles of Incorporation and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

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(g) There are no contracts or other commitments (other than this Agreement [and certain investment contracts, including options, futures, forward contracts and other similar instruments]) of the Target Fund which will be terminated with liability to the Target Fund prior to the Closing Date.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Target Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statements of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedules of Investments of the Target Fund included in the Fund’s most recent annual report to shareholders have been audited by [ ], independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP that are not disclosed therein.

(j) Since the date of the Target Fund’s most recent annual report to shareholders, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Acquiring Fund in writing. For purposes of this subsection (j), a decline in net asset value per share of the Target Fund due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of the Target Fund’s shares by shareholders of the Target Fund shall not constitute a material adverse change.

(k) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is the subject of an ongoing, pending, or threatened audit, investigation, or proceeding and no assessment has been asserted with respect to such returns. No Target Fund is liable for taxes of any person other than itself or is a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement. No Target Fund has granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(l) At the end of its first taxable year since the commencement of operations, the Target Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Target Fund has met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of the taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. None of the Target Funds has at any time since its inception been liable for, nor is any now liable for, any income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Target Fund’s books. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Target Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Target Fund is in compliance with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

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(m) The Target Fund has not previously been a party to a tax-free reorganization under the Code within the preceding twelve months. No Target Fund is under the jurisdiction of a court in a bankruptcy case under Title 11 of the United States Code or similar case within the meaning of Code section 368(a)(3)(A).

(n) All of the issued and outstanding shares of the Target Fund will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have any outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into the Target Fund’s shares.

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Directors of the Fund, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The N-14 Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Target Fund, will, at the Effective Time: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Acquiring Fund for use therein.

4.2. Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Target Fund in a schedule to this Agreement, the Fund, on behalf of each Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:

(a) The Acquiring Fund is a duly established series of the Fund, which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation and By-Laws to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) The Fund is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

(d) The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and the prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a violation of federal securities laws (including the 1940 Act) or of Maryland law or a material violation of the Fund’s Articles of Incorporation and By-Laws or of any agreement, indenture, instrument,

40

contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

(f)       No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)       At the Effective Time, all issued and outstanding shares of the Acquiring Fund will be duly and validly issued and outstanding, fully paid and non-assessable by the Fund and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund Shares, nor is there any outstanding security convertible into the Acquiring Fund Shares.

(h)       Immediately prior to the Effective Time, the Acquiring Fund will not have commenced investment operations, except as necessary to facilitate the applicable Reorganization, and will have no material assets or liabilities other than nominal organizational assets and liabilities incurred in connection with its formation and the applicable Reorganization.

(i)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Directors of the Fund, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j)       The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Fund and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.

(k)       The N-14 Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, at the Effective Time: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subsection (k) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Target Fund for use therein.

5.	COVENANTS AND AGREEMENTS

5.1. Conduct of Business. The Target Fund will operate its business in the ordinary course consistent with prior practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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5.3. Information. The Target Fund will assist its corresponding Acquiring Fund in obtaining such information as the corresponding Acquiring Fund may reasonably request concerning the beneficial ownership of the Target Fund Shares.

5.4. Other Necessary Action. Subject to the provisions of this Agreement, each Target Fund and its corresponding Acquiring Fund shall take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. Consent of Majority Shareholders. In lieu of a meeting of the shareholders of each Target Fund, as permitted under the Fund’s Articles of Incorporation and By-Laws, the Fund shall seek the consent of a majority of the shareholders of each Target Fund to consider and act upon this Agreement and to take such other action under applicable federal and state law to obtain approval of the transactions contemplated herein.

5.6. N-14 Registration Statement. In connection with the consent of majority shareholders referred to in Section 5.5 above, each Target Fund will provide its corresponding Acquiring Fund with information regarding the Target Fund, and each Acquiring Fund will provide its corresponding Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the applicable Reorganization and include an information statement/prospectus relating to the approval of the applicable Reorganization (the “N-14 Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, each Target Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received in the applicable Reorganization and cash, if applicable, distributed to Cash-Out Shareholders and in lieu of fractional Acquiring Fund Shares.

5.8. Best Efforts. Each Acquiring Fund and each Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article 6 to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. Other Instruments. Each Target Fund and each corresponding Acquiring Fund covenants that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm: (a) to the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) to the corresponding Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. Regulatory Approvals. Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11. Indemnification. Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Target Fund’s current and former Directors and officers, acting in their capacities as such, under the Fund’s Articles of Incorporation and By-Laws as in effect on the date of this Agreement shall survive the applicable Reorganization as obligations of the corresponding Acquiring Fund and shall continue in full force and effect, without amendment thereto, and shall constitute rights that may be asserted against the corresponding Acquiring Fund and its successors or assigns.

6.	CONDITIONS PRECEDENT

6.1. Conditions Precedent to Obligations of the Target Fund. The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at the Fund’s election, on behalf of the applicable Target Fund, to the following conditions:

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(a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) The Fund shall have delivered to the Target Fund a certificate executed in the name of the Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund, and dated as of the Effective Time, to the effect that the representations and warranties of the Fund, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

(c) The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

(d) The applicable Target Fund and its corresponding Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

6.2. Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Fund’s election, to the following conditions:

(a) All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) The Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s Assets and Liabilities, as of the Effective Time, prepared in accordance with GAAP and certified by the Treasurer of the Fund.

(c) The Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Target Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

(d) The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund, on or before the Effective Time.

(e) The applicable Target Fund and its corresponding Acquiring Fund shall have agreed on the number of full Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

6.3. Other Conditions Precedent. If any of the conditions set forth in this Section 6.3 have not been satisfied on or before the Effective Time, the Target Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Agreement and the transactions contemplated herein shall have been approved by (i) the Board of Directors of the Fund and (ii) the shareholders of each Target Fund, to the extent required by applicable law, and certified copies of the resolutions evidencing such approvals shall have been delivered to the Acquiring Fund.

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Notwithstanding anything herein to the contrary, neither the Fund, on behalf of the Target Fund, nor the Fund, on behalf of the Acquiring Fund, may waive the conditions set forth in Section 6.3(a).

(b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Fund, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the parties to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Fund shall have received an opinion of Faegre Drinker Biddle & Reath LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the applicable Reorganization in accordance with this Agreement, for federal income tax purposes:

(i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code with respect to the applicable Target Fund and the corresponding Acquiring Fund, and each such fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) no gain or loss will be recognized by the applicable Target Fund (a) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the liabilities of the applicable Target Fund or (b) upon the distribution of the Acquiring Fund Shares to the shareholders of the applicable Target Fund;

(iii) no gain or loss will be recognized by the corresponding Acquiring Fund upon the receipt of the assets of the applicable Target Fund in exchange for the Acquiring Fund Shares and the assumption of the liabilities of the applicable Target Fund;

(iv) the tax basis in the hands of the corresponding Acquiring Fund of the asset of the applicable Target Fund transferred to the corresponding Acquiring Fund in a Reorganization will be the same as the basis of that asset in the hands of the applicable Target Fund immediately before the transfer;

(v) the holding period of the assets of the applicable Target Fund in the hands of the corresponding Acquiring Fund will include the period during which that asset was held by the applicable Target Fund;

(vi) no gain or loss will be recognized by shareholders of the applicable Target Fund upon their receipt of Acquiring Fund Shares in the Reorganization (except with respect to cash received in lieu of fractional Acquiring Fund Shares);

(vii) the aggregate tax basis of the Acquiring Fund Shares received by the shareholder of the applicable Target Fund will equal the aggregate tax basis of the Target Fund Shares surrendered in exchange therefor (reduced by any amount of tax basis allocable to fractional Acquiring Fund Shares for which cash is received); and

(viii) the holding period of the Acquiring Fund Shares received by shareholders of the applicable Target Fund will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the Target Fund Shares are held by that shareholder as capital assets on the date of the exchange.

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(ix)  the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Such opinion shall be based on customary assumptions, limitations and such representations as Faegre Drinker Biddle & Reath LLP may reasonably request, and the applicable Target Fund and corresponding Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as may be agreed upon by counsel for the applicable Target Fund and corresponding Acquiring Fund as being appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 6.3(d).

6.4. State Street Bank and Trust Company (“SSB”) shall have delivered such documents as set forth in Section 3.2.

6.5. The Transfer Agent shall have delivered a certificate of its authorized officer as set forth in Section 3.3.

6.6. The Acquiring Fund shall have issued and delivered to the Secretary of the Fund the confirmation as set forth in Section 3.3.

6.7. Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

7.	INDEMNIFICATION

7.1. Indemnification by the Acquiring Fund. The Fund, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Target Fund, and its Directors, officers, employees and agents (the “Target Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the Acquiring Fund’s Directors, officers, employees or agents prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Target Fund or its Directors, officers, employees or agents.

7.2. Indemnification by the Target Fund. The Fund, solely out of the Target Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and its Directors, officers, employees and agents (the “Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (a) any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Target Fund or the Target Fund’s Directors, officers, employees or agents prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its Directors, officers, employees or agents.

7.3. Liability of the Fund. The parties understand and agree that the obligations of any Target Fund under this Agreement shall not be binding upon any Director, shareholder, nominee, officer, agent or employee of the Fund personally, but shall bind only the assets and property of the applicable Target Fund. Moreover, all persons shall look only to the assets of the applicable Target Fund to satisfy the obligations of such Target Fund hereunder. The

45

parties acknowledge that this Agreement is executed by the Fund on behalf of the applicable series and that the obligations of each Target Fund and Acquiring Fund hereunder are not binding upon any other series of the Fund.

8.	BROKERAGE FEES AND EXPENSES

8.1. No Broker or Finder Fees. The Acquiring Fund and the Target Fund represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2. Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by Glenmede Investment Management LP. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the 1940 Act; preparing, printing and distributing the N-14 Registration Statement and prospectus supplements of the Target Fund relating to the Reorganization; expenses of holding the shareholder meeting with respect to the Target Fund, and winding down the operations and terminating the existence of the Target Fund; legal fees of counsel to the Target Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the N-14 Registration Statement; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

9.	AMENDMENTS AND TERMINATION

9.1. Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Fund, on behalf of the applicable Target Fund or Acquiring Fund; provided, however, that following a meeting of the shareholders of the Target Fund called by the Board of Directors of the Fund pursuant to Section 5.5 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Directors’ and shareholders’ further approval.

9.2. Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board of Directors of the Fund, make proceeding with the Agreement inadvisable.

9.3. Separate Reorganizations. Each Reorganization contemplated by this Agreement shall be conducted separately from the other Reorganizations contemplated hereby, and a party that is not a party to a particular Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization solely by reason of being a party to this Agreement. The failure of any Reorganization to be consummated shall not affect the validity of or the ability of the parties to consummate any other Reorganization contemplated by this Agreement.

10.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed as follows:

If to the Fund:

The Glenmede Fund, Inc.

1650 Market Street, Suite 4000

Philadelphia, PA 19103

Attention: Elizabeth Eldridge

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With copies (which shall not constitute notice) to:

Faegre Drinker Biddle & Reath LLP
1177 Avenue of Americas, 43rd Floor

New York, NY 10036
Attention: Joshua M. Lindauer.

11.	MISCELLANEOUS

11.1. Entire Agreement. The parties agree that neither party has made any representation, warranty or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2. Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Target Fund and Acquiring Fund contained in Sections 7.1 and 7.2, shall survive the Closing.

11.3. Headings. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

11.5. Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

THE GLENMEDE FUND, INC. on behalf of the Target Funds and Acquiring Funds identified in Exhibit A

By:
Name:
Title:

GLENMEDE INVESTMENT MANAGEMENT, LP (Solely for purposes of Paragraph 8.2)

By:
Name:
Title:

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EXHIBIT A

TO THE FORM OF REORGANIZATIONS

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
Glenmede Disciplined International Equity Portfolio	Knollbrook Disciplined International Equity ETF
Glenmede Global Secured Options Portfolio	Knollbrook Global Secured Options ETF
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The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

September 17, 2026

PART B

The Glenmede Fund, Inc.

Disciplined International Equity Portfolio

Global Secured Options Portfolio

1650 Market Street

Suite 4000

Philadelphia, PA 19103

1-215-419-6662

STATEMENT OF ADDITIONAL INFORMATION

FORM N-14

October 17, 2026

This Statement of Additional Information ( the “SAI”) relates to the reorganizations of Disciplined International Equity Fund and Global Secured Options Fund (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of The Glenmede Fund, Inc., a Maryland corporation, with and into Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF, respectively (each, and “Acquiring Fund” and, together, the “Acquiring Funds”), each series of The Glenmede Fund, Inc. (each, a “Reorganization” and, together, the “Reorganizations”). This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement/Prospectus dated October 17, 2026 (the “Information Statement”).

This SAI is not a prospectus and should be read in conjunction with the Information Statement. A copy of the Information Statement is available upon request and without charge by writing to The Glenmede Fund, Inc., 1650 Market Street, Suite 4000, Philadelphia, PA 19103 or by calling 1-215-419-6662.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference; the supplemental financial information; and the Statement of Additional Information that follows:

(i)	the Prospectus dated October 17, 2026, relating to the Information Statement;
(ii)	the Prospectus for each Acquired Fund dated February 28, 2026, as supplemented (Accession No. 0001133228-26-002148), which was previously filed via EDGAR;
(iii)	the Statement of Additional Information for each Acquired Fund dated February 28, 2026, as supplemented (Accession No. 0001133228-26-002148), which was previously filed via EDGAR;
(iv)	[the Prospectus for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF dated [ ] (Accession No. _______), which was previously filed via EDGAR];
(v)	[the Statement of Additional Information for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF dated [ ] (Accession No. _______), which was previously filed via EDGAR];
(vi)	the unaudited financial statements of each Acquired Fund for the fiscal period ended April 30, 2026, included in each Fund’s report filed on Form N-CSR (Accession No. 0001133228-26-009677); and
(vii)	the audited financial statements of each Acquired Fund for the fiscal year ended October 31, 2025, included in each Fund’s report filed on Form N-CSR (Accession No. 0001133228-25-014285).
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Because each Acquiring Fund was newly-created for the purpose of the Reorganization, the Acquiring Funds have not published annual or semi-annual shareholder reports. Each Acquiring Fund is a newly-created shell series of The Glenmede Fund, Inc. with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the corresponding Acquired Fund. The Acquired Fund shall be the accounting and performance survivor in the Reorganization, and the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Acquired Fund.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each Acquired Fund, and the fees and expenses of each corresponding Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the “How do the Funds’ fees and operating expenses compare, and what are each Acquiring Fund’s fees and operating expenses estimated to be following each Reorganization?” section in the Information Statement.

The Reorganization will not result in a material change to either Acquired Fund’s investment portfolio due to the investment objective, strategies and restrictions of each Acquired Fund being identical to its corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, changes may be made to each Acquired Fund’s portfolio in advance of the Reorganizations and/or each Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences in the accounting, valuation and tax policies of each Acquired Fund as compared to those of each corresponding Acquiring Fund.

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PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1). Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1.	(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

		(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

		(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

		(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

		(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

		(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

		(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

		(8)	Articles of Amendment, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 6, 1997 (“Post-Effective Amendment No. 21”).

		(9)	Articles Supplementary, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

		(10)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

		(11)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.
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(12)	Articles Supplementary, dated September 25, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

(13)	Articles of Amendment, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 18, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).
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(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 11, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary, dated April 14, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary, dated December 15, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).
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(37)	Articles Supplementary, dated June 3, 2011, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary, dated June 27, 2012, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary, dated June 5, 2013, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary, dated June 12, 2014, to Articles of Incorporation, are incorporated herein by reference to Exhibit (a) (41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary, dated August 7, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary, dated September 17, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary, dated June 11, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary, dated September 10, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary, dated December 23, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary, dated March 28, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).
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(50)	Articles Supplementary, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (51) of Post-Effective Amendment No. 86.

(52)	Articles Supplementary, dated September 20, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

(53)	Articles Supplementary, dated December 15, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

(54)	Articles of Amendment, dated February 28 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

(55)	Articles Supplementary, dated June 15, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

(56)	Articles Supplementary, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (56) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 100 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 100”).

(57)	Articles of Amendment, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (57) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 102 filed with the SEC on October 5, 2018 (“Post-Effective Amendment No. 102”).

(58)	Article Supplementary, dated September 18, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (58) of Post-Effective Amendment No. 102.

(59)	Articles of Amendment, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (59) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 105 filed with the SEC on February 14, 2019 (“Post-Effective Amendment No. 105”).

(60)	Articles Supplementary, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (60) of Post-Effective Amendment No. 105.

(61)	Articles of Amendment, dated March 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (61) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A ((Nos. 33-22884/811-05577) No. 111 filed with the SEC on February 26, 2021 (“Post-Effective Amendment No. 111”).
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(62)	Articles Supplementary, dated September 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (62) of Post-Effective Amendment No. 111.

(63)	Articles Supplementary, dated October 13, 2021, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (63) of Post-Effective Amendment No. 112.

(64)	Articles of Amendment dated March 9, 2022, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (64) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 113 filed with the SEC on December 28, 2022 (“Post-Effective Amendment No. 113”).

(65)	Articles Supplementary, dated April 7, 2023, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (65) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 116 filed with the SEC on June 26, 2023 (“Post-Effective Amendment No. 116”) .

(66)	Articles of Amendment, dated June 21, 2023, to Articles of Incorporation are incorporated herein by reference to Exhibit (a) (66) of Post-Effective Amendment No. 116.

(67)	Articles Supplementary dated September 13, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (67) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 0001133228-24-009300) No. 119 filed with the SEC on October 4, 2024 (“Post-Effective Amendment No. 119)”.

(68)	Articles of Amendment dated September 13, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (68) of Post-Effective Amendment No. 119.

(69)	Articles of Amendment dated December 4, 2024 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a) (69) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-25-001601) No. 121 filed with the SEC on February 27, 2025 (“Post-Effective Amendment No. 121”).

(70)	Articles of Amendment, dated March 5, 2025 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(70) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-25-009189) filed with the SEC on May 5, 2025 (“Post-Effective Amendment No. 123”).

(71)	Articles Supplementary, dated March 5, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(71) of Post-Effective Amendment No. 123.

(72)	Articles of Amendment, dated August 26, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(72) of Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on August 29, 2025 (“Post-Effective Amendment No. 125”).

(73)	Articles Supplementary, dated August 26, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(73) of Post-Effective Amendment No. 125.

(74)	Articles of Amendment, dated October 31, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(74) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-25-011694) filed with the SEC on November 4, 2025 (“Post-Effective Amendment No. 127”).

(75)	Articles Supplementary, dated October 31, 2025, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(75) of Post-Effective Amendment No. 127.
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		(76)	Articles of Amendment, dated February 20, 2026, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(76) of Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001133228-26-002148) filed with the SEC on February 25, 2026 (“Post-Effective Amendment No. 129”).

		(77)	Articles Supplementary, dated February 20, 2026, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(77) of Post-Effective Amendment No. 129.

		(78)	Articles of Amendment, dated August 28, 2026, to the Articles of Incorporation are filed herewith.

		(79)	Articles of Amendment, dated September 11, 2026, to the Articles of Incorporation for Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio) to be filed by amendment to Form N-14 for Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio).

2.	(a)	(1)	By-Laws of Registrant as amended on March 9, 2022, are incorporated herein by reference to Exhibit (b) (1) of Post-Effective Amendment No. 113.

3.			Not Applicable.

4.	(a)		Form of Agreement and Plan of Reorganization, on behalf of Disciplined International Equity Portfolio, Knollbrook Disciplined International Equity ETF, Global Secured Options Portfolio, and Knollbrook Global Secured Options ETF, attached as Exhibit 1 to the Information Statement is incorporated herein by reference.

5.	See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 22, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 25, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 22, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 39; Articles Supplementary,
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dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 11, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a) (34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a) (35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a) (36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, dated June 3, 2011, which are incorporated by reference to Exhibit(a) (37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, dated June 27, 2012, which are incorporated by reference to Exhibit (a) (38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, dated June 5, 2013, which are incorporated by reference to Exhibit (a) (39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, dated June 12, 2014, which are incorporated by reference to Exhibit (a) (41) to Post-Effective Amendment No. 64; Articles Supplementary to Articles of Incorporation, dated August 7, 2014, which are incorporated by reference to Exhibit (a) (42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated September 17, 2014, which are incorporated by reference to Exhibit (a) (43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated April 21, 2015, which are incorporated by reference to Exhibit (a) (44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, dated June 11, 2015, which are incorporated by reference to Exhibit (a) (46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation, dated September 10, 2015, which are incorporated by reference to Exhibit (a) (47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, dated December 23, 2015, which are incorporated by reference to Exhibit (a) (48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, dated March 28, 2016, which are incorporated by reference to Exhibit (a) (49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, dated June 16, 2016, which are incorporated herein by reference to Exhibit (a) (50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, dated September 20, 2016, which are incorporated herein by reference to Exhibit (a) (52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, dated December 15, 2016, which are incorporated herein by reference to Exhibit (a) (53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, dated June 15, 2017, which are incorporated herein by reference to Exhibit (a) (55) of Post-Effective Amendment No. 97; Articles Supplementary to Articles of Incorporation, dated December 14, 2017, which are incorporated herein by reference to Exhibit (a) (56) of Post-Effective Amendment No. 100; Articles Supplementary to Articles of Incorporation, dated September 18, 2018, which are incorporated herein by reference to Exhibit (a) (58) of Post-Effective Amendment No. 102; Articles Supplementary to Articles of Incorporation, dated December 13, 2018, which are incorporated herein by reference to Exhibit (a) (60) of Post-Effective Amendment No. 105; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

6.	(a)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.
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		(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

		(3)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d) (43) of Post-Effective Amendment No. 58.

		(4)	Advisory Fee Reduction Commitment, dated May 5, 2025, for the Disciplined International Equity Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 123.

		(5)	Contractual Fee Waiver Agreement, dated February 25, 2026, relating to Global Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 129.

		(6)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Knollbrook Disciplined International Equity ETF, to be filed by amendment.

		(7)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Glenmede Investment Management LP, relating to Knollbrook Disciplined International Equity ETF, to be filed by amendment.

		(8)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Knollbrook Global Secured Options ETF, to be filed by amendment.

		(9)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Glenmede Investment Management LP, relating to Knollbrook Global Secured Options ETF, to be filed by amendment.

7.	(a)	(1)	Distribution Agreement, dated March 31, 2020, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 111.

		(2)	Distribution Agreement, dated September 30, 2021, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 112.

		(3)	First Amendment to the Distribution Agreement, dated June 21, 2022, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP, is incorporated herein by reference to Exhibit (e) (3) of Post-Effective Amendment No. 115.

		(4)	Second Amendment to the Distribution Agreement, dated June 28, 2023, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e) (4) of Post-Effective Amendment No. 116.

		(5)	Distribution Agreement by and among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF to be filed by amendment.

		(6)	Form of Participation Agreement to be filed by amendment.

8.			Not applicable.

9.	(a)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (2) of Post-Effective Amendment No. 33.

		(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (3) of Post-Effective Amendment No. 33.
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		(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 36.

		(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

		(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (5) of Post-Effective Amendment No. 43.

		(6)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (9) of Post-Effective Amendment No. 50.

		(7)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Global Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (13) of Post-Effective Amendment No. 58.

		(8)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio), Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g) (18) of Post-Effective Amendment No. 79.

		(9)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g) (20) of Post-Effective Amendment No. 84.

		(10)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g) (22) of Post-Effective Amendment No. 90.

		(11)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (g) (24) of Post-Effective Amendment No. 98.

		(12)	Custody Agreement, dated as of [ ], 2026, by and between the Registrant and State Street Bank and Trust Company for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF to be filed by amendment.

		(13)	Eleventh Amendment to Custody Agreement by and between the Registrant and State Street Bank and Trust Company adding Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio) to be filed by amendment to Form N-14 for Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio).

10.	(a)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.
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		(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n) (3) of Post-Effective Amendment No. 76.

		(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n) (4) of Post-effective Amendment No. 86.

		(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Long/Short Equity Portfolio (formerly, Quantitative U.S. Long/Short Equity Portfolio), dated December 14, 2018, is incorporated herein by reference to Exhibit (n) (5) of Post-effective Amendment No. 105.

		(5)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Disciplined International Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio and Global Secured Options Portfolio is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 123.

		(6)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio) is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 125.

		(7)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) is incorporated herein by reference to Exhibit (n)(7) of Post-Effective Amendment No. 127.

		(8)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding Institutional Shares of the Total Market Plus Equity Portfolio are incorporated herein by reference to Exhibit (a)(76) of Post-Effective Amendment No. 129.

	(b)	(1)	Distribution and Service Plan Pursuant to Rule 12b-1 for Knollbrook Global Secured Options ETF and Knollbrook Disciplined International Equity ETF to be filed by amendment.

11.			Opinion of Counsel for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF as to legality of securities being registered to be filed by amendment.

12.			Form of Opinion of Faegre Drinker Biddle & Reath LLP with respect to tax matters is filed herewith.

13.	(a)	(1)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (4) of Post-Effective Amendment No. 33.

		(2)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (6) of Post-Effective Amendment No. 37.

		(3)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g) (8) of Post-Effective Amendment No. 43.

		(4)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (10) of Post-Effective Amendment No. 50.
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	(5)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding Global Secured Options Portfolio, is incorporated herein by reference to Exhibit (g) (14) of Post-Effective Amendment No. 58.

	(6)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g) (15) of Post-Effective Amendment No. 62.

	(7)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio), Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(19) of Post-Effective Amendment No. 79.

	(8)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g) (21) of Post-Effective Amendment No. 84.

	(9)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g) (23) of Post-Effective Amendment No. 90.

	(10)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Disciplined U.S. Value Equity Portfolio (formerly, Quantitative U.S. Large Cap Value Equity Portfolio) and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (g) (25) of Post-Effective Amendment No. 98.

	(11)	Transfer Agency and Service Agreement, dated as of [ ], 2026, by and between the Registrant and State Street Bank and Trust Company for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF to be filed by amendment.

	(12)	Twelfth Amendment to Transfer Agency and Service Agreement by and between the Registrant and State Street Bank and Trust Company adding Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio) to be filed by amendment to Form N-14 for Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio).

(b)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h) (3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h) (3) of Post-Effective Amendment No. 43.

	(4)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (13) of Post-Effective Amendment No. 50.

	(5)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h) (20) of Post-Effective Amendment No. 58.
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		(6)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (25) of Post-Effective Amendment No. 78.

		(7)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the SMID Core Equity Portfolio (formerly, Women in Leadership U.S. Equity Portfolio), Energy Resilience Portfolio (formerly, Environmental Accountability Portfolio) and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (h) (28) of Post-Effective Amendment No. 79.

		(8)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h) (31) of Post-Effective Amendment No. 84.

		(9)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h) (34) of Post-Effective Amendment No. 90.

		(10)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Disciplined U.S. Small Cap Equity Portfolio (formerly, Quantitative U.S. Small Cap Equity Portfolio) is incorporated herein by reference to Exhibit (h) (37) of Post-Effective Amendment No. 98.

		(11)	Administration Agreement, dated as of [ ], 2026, by and between the Registrant and State Street Bank and Trust Company for Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF to be filed by amendment.

		(12)	Twelfth Amendment to Administration Agreement by and between the Registrant and State Street Bank and Trust Company adding Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio) to be filed by amendment to Form N-14 for Disciplined U.S. Equity Income Portfolio (formerly, Disciplined U.S. Value Equity Portfolio).

14.	(a)		Consent of independent registered public accounting firm to be filed by amendment.

	(b)		Consent of Faegre Drinker Biddle & Reath LLP to be filed by amendment.

15.			Not Applicable.

16.			Powers of Attorney are filed herewith.

17.	(a)		Revised Code of Ethics of The Glenmede Fund, Inc. and The Glenmede Portfolios is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 79.

	(b)		Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p) (2) of Post-Effective Amendment No. 62.
	(c)		Code of Ethics of Tidal Investments, LLC to be filed by amendment.

Item 17. Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 17th day of September 2026.

THE GLENMEDE FUND, INC.

By	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge President

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of September 2026.

Signature	Title	Date

*
William L. Cobb, Jr.	Chairman	September 17, 2026

/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge	President	September 17, 2026

*
H. Franklin Allen, Ph.D.	Director	September 17, 2026

*
Mary Ann B. Wirts	Director	September 17, 2026

*
Harry Wong	Director	September 17, 2026

*
Andrew Phillips	Director	September 17, 2026

*
Rebecca Duseau	Director	September 17, 2026

*
Roger Sayler	Director	September 17, 2026

/s/ Michael C. Addeo Michael C. Addeo
	Treasurer and Principal Financial Officer	September 17, 2026

*By	/s/ Joshua M. Lindauer
Joshua M. Lindauer, Attorney-in-fact

Exhibit Index

Exhibit Number	Exhibit
1(a)(78)	Articles of Amendment to the Articles of Incorporation
12	Form of Opinion of Faegre Drinker Biddle & Reath LLP
16	Powers of Attorney